                                              P R O S P E C T U S

                                                I N V E S T O R
                                                   S H A R E S


                                                  Daily Assets
                                                  Treasury Fund

                                                   Daily Assets
                                                     Treasury
                                                  Obligations Fund

                                                    Daily Assets
                                                   Government Fund

                                                    Daily Assets
                                                     Cash Fund

                                                    Daily Assets
                                                   Tax-Exempt Fund


                                                      F O R U M
                                                      F U N D S
                                                  NOVEMBER 17, 1997

FORUM FUNDS

DAILY ASSETS TREASURY FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS CASH FUND
DAILY ASSETS TAX-EXEMPT FUND

                                   PROSPECTUS

                               November 17, 1997
--------------------------------------------------------------------------------

THIS PROSPECTUS OFFERS INVESTOR SHARES OF DAILY ASSETS TREASURY FUND, DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS TAX-EXEMPT FUND (EACH A "FUND"). EACH FUND IS A DIVERSIFIED NO-LOAD, MONEY MARKET PORTFOLIO OF FORUM FUNDS (THE "TRUST"), A REGISTERED OPEN-END, MANAGEMENT INVESTMENT COMPANY. EACH FUND SEEKS TO PROVIDE ITS SHAREHOLDERS WITH HIGH CURRENT INCOME (WHICH, IN THE CASE OF DAILY ASSETS TAX-EXEMPT FUND, IS EXEMPT FROM FEDERAL INCOME TAXES) TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

     DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.

     DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

     DAILY ASSETS GOVERNMENT FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.

     DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.

     DAILY ASSETS TAX-EXEMPT FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated November 17, 1997, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Financial Corp., at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

                                                            Page
        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          4
        3.   Investment Objective and Policies...........          5
        4.   Management..................................         11

                                                            Page
        5.   Purchases and Redemptions of Shares.........         13
        6.   Distributions and Tax Matters...............         18
        7.   Other Information...........................         20

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

    This prospectus offers shares of the Investor class ("Investor Shares") of each of the Funds. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:

Daily Assets Treasury Fund             Treasury Portfolio
Daily Assets Treasury Obligations      Treasury Cash Portfolio
Fund
Daily Assets Government Fund           Government Cash Portfolio
Daily Assets Cash Fund                 Cash Portfolio
Daily Assets Tax-Exempt Fund           Municipal Cash Portfolio

    Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Investor Shares are sold through this Prospectus. Institutional Shares and Institutional Service Shares are each offered by a separate prospectus. See "Other Information - Fund Structure - Other Classes of Shares."

    MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Advisors, Inc. ("Forum Advisors") is the investment adviser of Treasury Portfolio and Municipal Cash Portfolio and provides professional management of those Portfolio's investments. Linden Asset Management, Inc. ("Linden") is the investment adviser of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and provides professional management of those Portfolios' investments. Forum Advisors and Linden (each an "Adviser") provide certain subadvisory assistance for the Portfolios they do not directly advise. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Financial Corp. (the "Transfer Agent"). See "Management" for a description of the services provided and fees charged to the Funds.

    It is anticipated that, as of January 1, 1998, Forum Advisors will acquire Linden and reorganize into a new company named Forum Advisors, LLC. The acquisition is subject to a vote of the shareholders of Daily Assets Cash Fund and of the other investors in the Portfolio which Linden currently advises. No change in advisory staff, portfolio managers, or advisory fees, or any other material change is expected as a result of these transactions.

    SHAREHOLDER SERVICING AND DISTRIBUTION. The Trust has adopted a Shareholder Service Plan and a Plan of Distribution relating to Investor Shares under which FAS and Forum, respectively, are compensated for various shareholder servicing and distribution related activities. See "Management - Shareholder Servicing" and "- Administration and Distribution."

    PURCHASES AND REDEMPTIONS. The minimum initial investment in Investor Shares is $10,000 ($2,000 for IRAs, $2,500 for exchanges). The minimum subsequent investment is $500. Investor Shares may be purchased and redeemed Monday through Friday, between 9:00 a.m. and 6:00 p.m., Eastern Time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) is closed ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund). Shareholders may elect to have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund). All times may be changed without notice by Fund management due to market activities. See "Purchase and Redemption of Shares."

    EXCHANGES. Shareholders of a Fund may exchange Investor Shares without charge for Investor Shares of the other Funds and for the shares of other certain other mutual funds not offered by this Prospectus. See "Purchases and Redemptions of Shares - Exchanges."

    DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

    INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Fund Structure."

EXPENSES OF INVESTING IN THE FUNDS

    The purpose of the following table is to assist investors in understanding the various expenses that an investor in Investor Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL FUND OPERATING EXPENSES (1)
(as a percentage of average net assets)

                                            Daily                               Daily
                               Daily       Assets        Daily                 Assets
                              Assets      Treasury      Assets       Daily      Tax-
                             Treasury    Obligations  Government    Assets     Exempt
                               Fund         Fund         Fund      Cash Fund    Fund
                            -----------  -----------  -----------  ---------  ---------
Management
 Fees(2)..................       0.15%        0.14%        0.14%       0.14%      0.15%
Rule 12b-1 Fees...........       0.15%        0.15%        0.15%       0.15%      0.15%
Other Expenses
 (after expense
 reimbursements)(3).......       0.45%        0.46%        0.46%       0.46%      0.45%
                            -----------  -----------  -----------  ---------  ---------
Total Operating
 Expenses.................       0.75%        0.75%        0.75%       0.75%      0.75%

    (1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of fees and expenses for each Fund is based on estimated annualized expenses for the Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.

    (2) Management Fees include all administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.

    (3) Absent estimated reimbursements by Forum Advisors and its affiliates, Other Expenses and Total Fund Operating Expenses would be: 0.75% and 1.05%, respectively, for Daily Assets Treasury Fund; 0.70% and 0.99%, respectively, for Daily Assets Treasury Obligations Fund; 0.75% and 1.04%, respectively, for Daily Assets Government Fund; 0.80% and 1.09%, respectively, for Daily Assets Cash Fund; 0.80% and 1.10%, respectively, for Daily Assets Tax-Exempt Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Investor Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund, (iii) a 5% annual return, (iv) the reinvestment of all distributions and (v) redemption at the end of each period:

                            One      Three     Five       Ten
                            Year     Years     Years     Years
                           ------   -------   -------   --------
Each Fund................    $8       $24       $42       $93

    The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2. FINANCIAL HIGHLIGHTS

    As of the date hereof, Investor Shares were not offered. The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund. Those classes were the first offered by the respective Funds and, accordingly, represent data since each Fund's inception. Information for the period ended August 31, 1997, was audited by KPMG Peat Marwick LLP, independent auditors. Information for prior periods was audited by other independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997, are incorporated by reference into the SAI and may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund, as well as Municpal Cash Portfolio had not commenced operations.

    As of August 31, 1997, Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had net assets of $44,321,412; $71,102,520; $476,768,745 and $259,491,011, respectively.

                                                                                                                NET
                                                                               RATIOS TO AVERAGE               ASSETS       RATIO
                                                                                  NET ASSETS                   AT END    TO AVERAGE
                        BEGINNING                DISTRIBUTIONS    ENDING     ---------------------               OF      NET ASSETS
                        NET ASSET      NET         FROM NET      NET ASSET                 NET                 PERIOD    -----------
                        VALUE PER   INVESTMENT    INVESTMENT     VALUE PER     NET      INVESTMENT   TOTAL     (000'S       GROSS
                          SHARE       INCOME        INCOME         SHARE     EXPENSES     INCOME     RETURN   OMITTED)   EXPENSES(1)
                        ---------   ----------   -------------   ---------   --------   ----------   ------   --------   -----------
DAILY ASSETS TREASURY
  FUND
INSTITUTIONAL SERVICE
  SHARES
  April 1, 1997 to
   August 31, 1997....    $1.00        0.02          (0.02)        $1.00      0.50%(2)    4.76%(2)   2.01%(3) $44,116       0.95%(2)
  Year Ended March 31,
   1997...............     1.00        0.05          (0.05)         1.00      0.50%       4.70%      4.80%     43,975       0.99%
  Year Ended March 31,
   1996...............     1.00        0.05          (0.05)         1.00      0.50%       5.01%      5.18%     43,103       1.06%
  Year Ended March 31,
   1995...............     1.00        0.04          (0.04)         1.00      0.37%       4.45%      4.45%     36,329       1.10%
  Year Ended March 31,
   1994...............     1.00        0.03          (0.03)         1.00      0.33%       2.82%      2.83%     26,505       1.17%
  July 1, 1992 to
   March 31, 1993.....     1.00        0.02          (0.02)         1.00      0.22%(2)    2.92%(2)   3.13%(2)   4,687       2.43%(2)
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE
  SHARES
  October 1, 1996 to
   August 31, 1997....     1.00        0.05          (0.05)         1.00      0.52%(2)    5.06%(2)   4.70%(3) $12,076       1.22%(2)

(1) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(2) Annualized.

(3) Not Annualized.

3. INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

    The investment objective of each Fund except Daily Assets Tax-Exempt Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Tax-Exempt Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

    THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

    Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective and substantially similar investment policies. Therefore, although the following discusses investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES

    Each Portfolio invests only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.

    Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

    In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

    Yields on money market securities are dependent on a variety of factors, including the general conditions of the money markets and the fixed income markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher. Although each Portfolio only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

DAILY ASSETS TREASURY FUND

    Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The Portfolio may also invest in other U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security (other than a Treasury Security) only if that security has a remaining maturity of thirteen months or less.

    Among the U.S. Government Securities in which the Portfolio may invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

    The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS TREASURY OBLIGATIONS FUND

    Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

    Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

    Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Fund") and
(iii) corporate debt obligations of domestic issuers.

    Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

    Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS TAX-EXEMPT FUND

    Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").

    The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.

    THE SHORT-TERM MUNICIPAL SECURITIES MARKET. It is anticipated that a substantial amount of the municipal securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the Adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

    The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

    The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

    The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

    MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Under a "moral obligation" bond (which is normally issued by special purpose public authorities), if the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

    PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

    TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES

    Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

    BORROWING. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

    REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which the Adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

    LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including, repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Each Portfolio's Adviser monitors the liquidity of the Portfolio's investments, but there can be no guarantee that an active secondary market will exist.

    WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, each Portfolio's Adviser may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.

    VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

    No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

    FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4. MANAGEMENT

    The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

    Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

    FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. In order to facilitate the distribution of Investor Shares, the Trust has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Investor Shares. Under the Plan, FFSI receives a fee at an annual rate of 0.15% of the average daily net assets of each Fund attributable to Investor Shares as compensation for FFSI's services as distributor. From this amount, FFSI may make payments to various financial institutions, including broker-dealers, banks and trust companies as compensation for services or reimbursement of expenses in connection with the distribution of shares or the provision of various shareholder services. If the distribution related expenses of FFSI exceed its Rule 12b-1 fees for any Fund, the Fund will not be obligated to pay FFSI an additional amount and if FFSI's distribution related expenses are less than its Rule 12b-1 fees, FFSI will realize a profit.

    FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John
Y. Keffer, President and Chairman of the Trust, and FAS and FFSI provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISERS

    Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for Treasury Portfolio and Municipal Cash Portfolio and monitors those Portfolios' investments and Linden makes investment decisions for Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and monitors those Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to four other mutual funds. Linden, which is located at 812 N. Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who is its sole stockholder, director, and officer. Forum Advisors and Linden also act as investment subadvisers to the Portfolios that they do not manage on a daily basis and from time to time may provide each other with assistance regarding the other's advisory responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios.

    For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For its services, Linden receives from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). Linden's fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio. To the extent Forum Advisors or Linden has delegated its responsibilities to the other, Forum Advisors or Linden pays its advisory fee accrued for such period of time to the other. Currently, it is anticipated that Forum Advisors and Linden will delegate responsibility for portfolio management to the other investment adviser infrequently.

SHAREHOLDER SERVICING

    TRANSFER AND DIVIDEND DISBURSING AGENT. Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.25% of the average daily net assets of each Fund attributable to Investor Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

    SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for FAS's service activities with respect to the Investor Shares, the Trust shall pay FAS a fee at an annual rate of 0.25% of the average daily net assets attributable to Investor Shares. FAS is authorized to enter into shareholder servicing agreements pursuant to which a shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent is paid a fee by FAS of up to 0.25% of the average daily net assets of Investor Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

    Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES OF THE FUNDS

    Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

    Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5. PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

    All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

    PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Each Fund's net asset value is calculated at 4:00 p.m., Eastern Time.

    Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:

                               Order        Payment
                              Must be       Must be
                            Received by   Received by
                            ------------  ------------
Daily Assets Treasury Fund
 and Daily Assets
 Tax-Exempt Fund..........  12:00 p.m.,   4:00 p.m.,
                            Eastern Time  Eastern Time
All other Funds...........  2:00 p.m.,    4:00 p.m.,
                            Eastern Time  Eastern Time

    If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times set forth above.

    Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

    REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

    For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund, and after 2:00 p.m., Eastern Time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

    Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

    There is a $10,000 minimum for initial investments in each Fund ($2,000 for individual retirement accounts, $2,500 for exchanges).

    BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

    For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

    BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

    BankBoston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Financial Corp.
    Account #: 541-54171
        Re: [Name of Fund] - Investor Shares
         Account #: ______________
         Account Name: __________

    The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

    THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

    The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

    There is a $500 minimum for subsequent purchases. Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

    Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal

Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

    AUTOMATIC REDEMPTIONS. Shareholders may redeem Fund shares at regular, preselected intervals by authorizing the automatic redemption of shares from their Fund account. Redemption proceeds will be sent either by check or by automatic transfer to a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under this program, shareholders may authorize the redemption of shares in amounts of $250 or more from their account monthly or quarterly. Shareholders may terminate their automatic redemptions or change the amount to be redeemed at any time by written notification to the Transfer Agent.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

    Shareholders may exchange their shares for shares of any other fund of the Trust or any other mutual fund administered by FAS that participates with the Funds in the exchange program (currently, Sound Shore Fund, Inc. and CRM Small Cap Value Fund). Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The minimum amount required to open an account in a Fund through an exchange from another fund (other than the Funds) is $2,500. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

    Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged.

    If a shareholder exchanges into a fund that imposes a sales charge, that shareholder is required to pay the difference between that fund's sales charge and any sales charge the shareholder has previously paid in connection with the shares being exchanged. For example, if a shareholder paid a 2% sales charge in connection with the purchase of the shares of a fund and then exchanged those shares into another fund with a 3% sales charge, that shareholder would pay an additional 1% sales charge on the exchange. Shares acquired through the reinvestment of dividends and distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

INDIVIDUAL RETIREMENT ACCOUNTS

    Each Fund (other than Daily Assets Tax-Exempt Fund) may be a suitable investment vehicle for part or all of the assets held in individual retirement accounts ("IRAs"). The minimum initial investment for IRAs is $2,000, and the minimum subsequent investment is $500. There are limits on the amount of tax-deductible contributions individuals may make into the various types of IRAs. Individuals should consult their tax advisers with respect to their specific tax situations as well as with respect to state and local taxes and read any materials supplied by the Funds concerning Fund sponsored IRAs.

6. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

    All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

    Tax Status of the Funds. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

    Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain - that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund.

    THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

    DAILY ASSETS TAX-EXEMPT FUND. Distributions paid by Daily Assets Tax-Exempt Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the AMT.

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

    The income from the Municipal Cash Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

    STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

    The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Tax-Exempt Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

    Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

    GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

    Each Fund must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

    Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portions of total distributions paid to the shareholder that is (i) derived from each type of obligation in which a Fund has invested, (ii) derived from the obligations of issuers in the various states and (iii) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

    The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7. OTHER INFORMATION

PERFORMANCE INFORMATION

    Investor Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

    The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

    The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

    Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.

    From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Tax-Exempt Fund, prior to the public offering of shares, FAS may be deemed to control those Funds.

FUND STRUCTURE

    OTHER CLASSES OF SHARES. In addition to Investor Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Shares and Institutional Service Shares. Institutional Shares have an investment minimum of $1,000,000. Institutional Service Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Institutional Shares and Institutional Service Shares incur less expenses than Investor Shares. See, "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

    CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

    THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders.

There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

    CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

    ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                     FORUM FUNDS
                                   INVESTOR SHARES

[LOGO] ACCOUNT APPLICATION                     ACCOUNT NUMBER ______________________
----------------------------------------------------------------------------------------------------------------------------------
1.   INITIAL INVESTMENT ($10,000 minimum)
---------------------------------------------------------------------------------------------------------------------------------
/ /       Check enclosed for $______________________________               / /  Daily Assets Treasury Fund
/ /       I have telephoned the transfer agent to make wire                / /  Daily Assets Treasury Obligation Fund
          arrangements (see instructions on reverse).                      / /  Daily Assets Government Fund
/ /       My initial investment wire is $___________________               / /  Daily Assets Cash Fund
                                                                           / /  Daily Assets Tax-Exempt Fund
---------------------------------------------------------------------------------------------------------------------------------
2.        REGISTRATION (please print)
---------------------------------------------------------------------------------------------------------------------------------
/ /       INDIVIDUALS

          -------------------------------------------------------------     -----------------------------------------------------
          Investor's Name                                                   Social Security Number

          ------------------------------------------------------------      -----------------------------------------------------
          Joint Investor's Name (right of survivorship presumed unless      Social Security Number
          tenancy in common is indicated)

/ /       GIFTS TO MINORS

          ______________________________________________  as custodian for ______________________________________________________
          Custodian's Name (only one permitted)                             Minor's Name (only one permitted)

          under the ____________________ Uniform Gifts to Minors Act ______________________   ___________________________________
                          State                                      Minor's Date of Birth     Minor's Social Security Number

/ /       CORPORATIONS, PARTNERSHIPS & OTHERS (additional documentation required for investors in any representative capacity)

          _____________________________________________________________    ______________________________________________________
          Name of Entity (indicate type of business, e.g., partnership)                Taxpayer Identification Number

/ /       TRUSTS (including corporate pension plans)

          __________________________________________________ as trustee(s) for  _________________________________________________
          Trustee(s) Name(s)                                                                Name of Trust

          ___________________________________________________          __________________________________________________________
          Full date of trust instrument                                                Taxpayer Identification Number

---------------------------------------------------------------------------------------------------------------------------------
3.        ADDRESS
---------------------------------------------------------------------------------------------------------------------------------
          CITIZENSHIP: / /  U.S. /  /  RESIDENT ALIEN   /   / NON-RESIDENT ALIEN ________________________________________________
                                                                                                       Country

          _______________________________________________________________________________________________________________________
          Number and Street

          _______________________________________________________________________________________________________________________
          City                                                         State                               Zip Code

          _____________________________________________  __________________________________     _________________________________
          Contact Person                                         Telephone (Day)                         Telephone (Evening)

---------------------------------------------------------------------------------------------------------------------------------
4.        TELEPHONE AND WIRE REDEMPTION PRIVILEGES (subject to the terms set forth in the Prospectus)
---------------------------------------------------------------------------------------------------------------------------------
/ /       Telephone Redemption/Exchange Privilege
          The Fund and Forum Financial Corp. ("Forum") are hereby authorized to honor verbal instructions for the (i)
          redemption of any and all Fund shares held in the undersigned's account provided that proceeds are mailed to the shareholders address of record or to the bank account indicated below and (ii) exchange of Fund shares into another account. The Fund and Forum are authorized to honor any verbal instructions for purposes of redemption or exchange purporting to be from the shareholder and believed by the Fund or Forum to be genuine, and neither the Fund nor Forum shall be liable for any loss, cost or expense for acting upon such instructions.
/ /       Wire Redemption Privilege
          The Fund and Forum are authorized to honor written instructions with signature guaranteed or, if Telephone Redemption
          Privileges are elected, verbal instructions, to redeem any and all Fund shares held in the undersigned's account provided that the proceeds are transmitted to the bank account indicated below. Complete the following if either privilege is elected:

          ____________________________________________________________                   ________________________________________
          Name of Bank (attach a voided check or deposit slip)                                        Account Number

          ____________________________________________________________                  _________________________________________
          Address and Branch of Bank                                                                        ABA #

-------------------------------------------------------------------------------
5.  DIVIDEND AND CAPITAL GAIN DISTRIBUTION PAYMENT OPTIONS (check one)
-------------------------------------------------------------------------------
/ / Full Reinvestment: Reinvest all income dividends and capital gain distributions when paid.
/ / Capital Gain Reinvestment: Reinvest capital gain distributions when paid; pay income dividends in cash.
/ /      Cash: Pay all income dividends and capital gain distributions in cash.

(Note: If none of the above boxes are checked, shareholders are assigned the Full Reinvestment option.)

-------------------------------------------------------------------------------
6.  DUPLICATE STATEMENT ADDRESS (optional)
-------------------------------------------------------------------------------

    ___________________________________________________________________________
    Company Name                         Contact Person

    ___________________________________________________________________________
    Number and Street

    ___________________________________________________________________________
    City                                 State                 Zip Code

    ___________________________________  ______________________________________
    Telephone (Day)                      Telephone (Evening)

-------------------------------------------------------------------------------
7.  DEALER INFORMATION (for broker/dealer use only)
-------------------------------------------------------------------------------

    ___________________________________________________________________________
    Firm Name                            NSCC Code

    ___________________________________________________________________________
    Representative's Name                Representative's #

    ___________________________________________________________________________
    Branch Address                       Branch Code

    ___________________________________________________________________________
    Dealer's Authorized Signature        Source of Business Code


-------------------------------------------------------------------------------
8.  SIGNATURE
-------------------------------------------------------------------------------
I am (We are) of legal age in the state of my (our) residence and wish to purchase shares of the Fund(s) indicated as described in the current Prospectus (a copy of which I (we) have received). By the execution of this Account Application, the undersigned represent(s) and warrant(s) that I (we) have full right, power and authority to make this investment and the undersigned is (are) duly authorized to sign this Account Application and to purchase or redeem shares of the Fund on behalf of the Investor.


         ______________________________________________________________________
         Signature of Investor/Custodian Trustee         Date

         ______________________________________________________________________
         Signature of Joint Investor/Co-Trustee          Date

         ______________________________________________________________________
         Corporate Officer (Name)                        Title

         ______________________________________________________________________
         Signature of Corporate Officer                  Title


TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
(check appropriate box, if applicable).
Under the penalties of perjury, I certify:

/ / That the number shown on this form is my correct taxpayer identification number and that I am not subject to backup withholding because (a) I am exempt from backup withholding,
        (b) I have not been notified by the Internal Revenue Service
        ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
/ / That I have not provided a taxpayer identification number because I have not been issued a number, but I have applied for one or will do so in the near future. I understand that if I do not provide my number to the Fund within 60 days, the Fund will be required to begin backup withholding.

         ______________________________________________________________________
         Signature of Investor/Custodian/Trustee             Date

         ______________________________________________________________________
         Signature of Joint Investor/Co-Trustee              Date

         ______________________________________________________________________
         Corporate Officer (Name)                            Title

         ______________________________________________________________________
         Signature of Corporate Officer                      Title


-------------------------------------------------------------------------------
9.  INITIAL INVESTMENT AND MAILING INSTRUCTIONS
-------------------------------------------------------------------------------

(1) If making your initial investment by check, complete the Account Application and mail it with your check, payable to "Forum Funds" to:

              FORUM FINANCIAL CORP.
              ATTN.:  TRANSFER AGENT
              P.O. BOX 446
              PORTLAND, ME  04112


(2) If making your initial investment by bank wire, call the Transfer Agent (Forum Financial Corp.) At 800-94FORUM
     (800-943-6786) to obtain an account number.
     Then instruct your bank to wire Federal Funds to:

              BANKBOSTON
              BOSTON, MA
              ABA # 011000390
              CREDIT TO:  FORUM FINANCIAL CORP.
              ACCOUNT NUMBER:  541-54171
              FOR FURTHER CREDIT TO:  (FUND NAME)
              ACCOUNT NAME / ACCOUNT NUMBER

Complete the Account Application and mail it to the address listed above. Be sure to indicate the account number assigned to you on this Account Application.

[LOGO]


SHAREHOLDER INFORMATION:
Forum Financial Corp.
P.O. Box 446
Portland, ME 04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)


[GRAPHIC]

[GRAPHIC]


PROSPECTUS

INSTITUTIONAL
SHARES

DAILY ASSETS
TREASURY FUND

DAILY ASSETS
TREASURY
OBLIGATIONS FUND

DAILY ASSETS
GOVERNMENT FUND

DAILY ASSETS
CASH FUND

DAILY ASSETS
TAX-EXEMPT FUND

FORUM
FUNDS

NOVEMBER 17, 1997

FORUM FUNDS

DAILY ASSETS TREASURY FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS CASH FUND
DAILY ASSETS TAX-EXEMPT FUND

                                   PROSPECTUS

                               November 17, 1997
--------------------------------------------------------------------------------

THIS PROSPECTUS OFFERS INSTITUTIONAL SHARES OF DAILY ASSETS TREASURY FUND, DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS TAX-EXEMPT FUND (EACH A "FUND"). EACH FUND IS A DIVERSIFIED NO-LOAD, MONEY MARKET PORTFOLIO OF FORUM FUNDS (THE "TRUST"), A REGISTERED OPEN-END, MANAGEMENT INVESTMENT COMPANY. EACH FUND SEEKS TO PROVIDE ITS SHAREHOLDERS WITH HIGH CURRENT INCOME (WHICH, IN THE CASE OF DAILY ASSETS TAX-EXEMPT FUND, IS EXEMPT FROM FEDERAL INCOME TAXES) TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

     DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.

     DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

     DAILY ASSETS GOVERNMENT FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.

     DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.

     DAILY ASSETS TAX-EXEMPT FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated November 17, 1997, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Financial Corp., at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

                                                            Page
        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          4
        3.   Investment Objectives and Policies..........          5
        4.   Management..................................         11

                                                            Page
        5.   Purchases and Redemptions of Shares.........         12
        6.   Distributions and Tax Matters...............         17
        7.   Other Information...........................         19

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

    This prospectus offers shares of the Institutional class ("Institutional Shares") of each of the Funds. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:

Daily Assets Treasury Fund  Treasury Portfolio
Daily Assets Treasury
  Obligations Fund          Treasury Cash Portfolio
Daily Assets Government
  Fund                      Government Cash Portfolio
Daily Assets Cash Fund      Cash Portfolio
Daily Assets Tax-Exempt
  Fund                      Municipal Cash Portfolio

    Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Institutional Shares are sold through this Prospectus. Institutional Service Shares and Investor Shares are each offered by a separate prospectus. See "Other Information - Fund Structure - Other Classes of Shares."

    MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Advisors, Inc. ("Forum Advisors") is the investment adviser of Treasury Portfolio and Municipal Cash Portfolio and provides professional management of those Portfolio's investments. Linden Asset Management, Inc. ("Linden") is the investment adviser of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and provides professional management of those Portfolios' investments. Forum Advisors and Linden (each an "Adviser") provide certain subadvisory assistance for the Portfolios they do not directly advise. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Financial Corp. (the "Transfer Agent"). See "Management" for a description of the services provided and fees charged to the Funds.

    It is anticipated that, as of January 1, 1998, Forum Advisors will acquire Linden and reorganize into a new company named Forum Investment Advisors, LLC. The acquisition is subject to a vote of the shareholders of Daily Assets Cash Fund and of the other investors in the Portfolio which Linden currently advises. No change in advisory staff, portfolio managers, or advisory fees, or any other material change is expected as a result of these transactions.

    PURCHASES AND REDEMPTIONS. The minimum initial investment in Institutional Shares is $1,000,000. Institutional Shares may be purchased and redeemed Monday through Friday, between 9:00 a.m. and 6:00 p.m., Eastern Time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) is closed ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund). Shareholders may have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt
Fund). All times may be changed without notice by Fund management due to market activities. See "Purchase and Redemption of Shares."

    EXCHANGES. Shareholders of a Fund may exchange Institutional Shares without charge for Institutional Shares of the other Funds. See "Purchases and Redemptions of Shares - Exchanges."

    DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

    INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Fund Structure."

EXPENSES OF INVESTING IN THE FUNDS

    The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL FUND OPERATING EXPENSES (1)

(as a percentage of average net assets)

                                          Daily
                             Daily       Assets        Daily
                            Assets      Treasury      Assets       Daily       Daily
                           Treasury    Obligations  Government    Assets    Assets Tax-
                             Fund         Fund       Cash Fund   Cash Fund  Exempt Fund
                          -----------  -----------  -----------  ---------  -----------
Management Fees(2)......       0.15%        0.14%        0.14%       0.14%       0.15%
Other Expenses(3)
 (after expense
 reimbursements)........       0.05%        0.06%        0.06%       0.06%       0.05%
                          -----------  -----------  -----------  ---------  -----------
Total Operating
 Expenses...............       0.20%        0.20%        0.20%       0.20%       0.20%

    (1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of fees and expenses for each Fund is based on estimated annualized expenses for the Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.

    (2) Management Fees include all
administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.

    (3) Absent estimated reimbursements by
Linden, Forum Advisors and its affiliates, Other Expenses and Total Fund Operating Expenses would be: 0.17 % and 0.32%, respectively, for Daily Assets Treasury Fund; 0.15% and 0.29%, respectively, for Daily Assets Treasury Obligations Fund; 0.17% and 0.31%, respectively, for Daily Assets Government Fund; 0.19% and 0.33%, respectively, for Daily Assets Cash Fund; 0.19% and 0.34%, respectively, for Daily Assets Tax-Exempt Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund, (iii) a 5% annual return, (iv) the reinvestment of all distributions and (v) redemption at the end of each period:

                            One      Three     Five       Ten
                            Year     Years     Years     Years
                           ------   -------   -------   --------
Each Fund................    $2       $ 6       $11       $26

    The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

    2. FINANCIAL HIGHLIGHTS

        As of the date hereof, Institutional Shares were not offered. The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund. Those classes were the first offered by the respective Funds and, accordingly, represent data since each Fund's inception. Information for the period ended August 31, 1997, was audited by KPMG Peat Marwick LLP, independent auditors. Information for prior periods was audited by other independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997, are incorporated by reference into the SAI and may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund, as well as Municpal Cash Portfolio had not commenced operations.

        As of August 31, 1997, Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had net assets of $44,321,412; $71,102,520; $476,768,745 and $259,491,011, respectively.

                                                                                                   RATIOS TO AVERAGE
                                                                                                       NET ASSETS
                                                                  DISTRIBUTIONS                --------------------------
                                 BEGINNING NET                      FROM NET      ENDING NET                     NET
                                  ASSET VALUE   NET INVESTMENT     INVESTMENT     ASSET VALUE      NET       INVESTMENT
                                   PER SHARE        INCOME           INCOME        PER SHARE    EXPENSES       INCOME
                                 -------------  ---------------  ---------------  -----------  -----------  -------------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
  April 1, 1997 to August 31,
   1997........................    $    1.00            0.02            (0.02)     $    1.00        0.50%(2)       4.76%(2)
  Year Ended March 31, 1997....         1.00            0.05            (0.05)          1.00        0.50%         4.70%
  Year Ended March 31, 1996....         1.00            0.05            (0.05)          1.00        0.50%         5.01%
  Year Ended March 31, 1995....         1.00            0.04            (0.04)          1.00        0.37%         4.45%
  Year Ended March 31, 1994....         1.00            0.03            (0.03)          1.00        0.33%         2.82%
  July 1, 1992 to March 31,
   1993........................         1.00            0.02            (0.02)          1.00        0.22%(2)       2.92%(2)
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to
   August 31, 1997.............         1.00            0.05            (0.05)          1.00        0.52%(2)       5.06%(2)

                                                               RATIO
                                              NET ASSETS    TO AVERAGE
                                               AT END OF    NET ASSETS
                                                PERIOD     -------------
                                    TOTAL       (000'S         GROSS
                                   RETURN      OMITTED)     EXPENSES(1)
                                 -----------  -----------  -------------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
  April 1, 1997 to August 31,
   1997........................       2.01%(3)  $  44,116        0.95%(2)
  Year Ended March 31, 1997....       4.80%       43,975         0.99%
  Year Ended March 31, 1996....       5.18%       43,103         1.06%
  Year Ended March 31, 1995....       4.45%       36,329         1.10%
  Year Ended March 31, 1994....       2.83%       26,505         1.17%
  July 1, 1992 to March 31,
   1993........................       3.13%(2)      4,687        2.43%(2)
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to
   August 31, 1997.............       4.70%(3)  $  12,076        1.22%(2)

(1) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(2)  Annualized.

(3)  Not Annualized.

3. INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

    The investment objective of each Fund except Daily Assets Tax-Exempt Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Tax-Exempt Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

    THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

    Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective and substantially similar investment policies. Therefore, although the following discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES

    Each Portfolio invests only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.

    Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

    In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

    Yields on money market securities are dependent on a variety of factors, including the general conditions of the money markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher. Although each Portfolio only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

DAILY ASSETS TREASURY FUND

    Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The Portfolio may also invest in other U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security (other than a Treasury Security) only if that security has a remaining maturity of thirteen months or less.

    Among the U.S. Government Securities in which the Portfolio may invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

    The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS TREASURY OBLIGATIONS FUND

    Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

    Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

    Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see

"Investment Objectives and Policies - Daily Assets Government Fund") and (iii) corporate debt obligations of domestic issuers.

    Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

    Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS TAX-EXEMPT FUND

    Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").

    The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.

    THE SHORT-TERM MUNICIPAL SECURITIES MARKET. It is anticipated that a substantial amount of the municipal securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the Adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

    The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

    The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

    The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

    MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Under a "moral obligation" bond (which is normally issued by special purpose public authorities), if the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

    PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

    TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES

    Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

    BORROWING. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

    REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which the Adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

    LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Each Portfolio's Adviser monitors the liquidity of the Portfolio's investments, but there can be no guarantee that an active secondary market will exist.

    WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, each Portfolio's Adviser may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.

    VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

    No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

    FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12,
Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4. MANAGEMENT

    The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

    Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

    FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds but receives no compensation for these services. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

    FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John
Y. Keffer, President and Chairman of the Trust, and FAS and FFSI provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISERS

    Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for Treasury Portfolio and Municipal Cash Portfolio and monitors those Portfolios' investments, and Linden makes investment decisions for Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and monitors those Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to four other mutual funds. Linden, which is located at 812 N. Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who is its sole stockholder, director, and officer. Forum Advisors and Linden also act as investment subadvisers to the Portfolios that they do not manage on a daily basis and from time to time may provide each other with assistance regarding the other's advisory responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios.

    For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For its services, Linden receives from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). Linden's fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio. To the extent Forum Advisors or Linden has delegated its responsibilities to the other, Forum Advisors or Linden pays its advisory fee accrued for such period of time to the other. Currently, it is anticipated that Forum Advisors and Linden will delegate responsibility for portfolio management to the other investment adviser infrequently.

SHAREHOLDER SERVICING

    Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.05% of the average daily net assets of each Fund attributable to Institutional Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

EXPENSES OF THE FUNDS

    Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

    Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5. PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

    All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

    PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Each Fund's net asset value is calculated at 4:00 p.m., Eastern Time.

    Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:

                              Order        Payment
                             Must be       Must be
                           Received by   Received by
                           ------------  ------------
Daily Assets Treasury
 Fund and Daily Assets
 Tax-Exempt Fund.........  12:00 p.m.,   4:00 p.m.,
                           Eastern time  Eastern time
All other Funds..........  2:00 p.m.,    4:00 p.m.,
                           Eastern time  Eastern time

    If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times set forth above.

    Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

    REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

    For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund, and after 2:00 p.m., Eastern Time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

    Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.

INITIAL PURCHASE OF SHARES

    There is a $1,000,000 minimum for initial investments in each Fund.

    BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

    For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

    BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

    BankBoston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Financial Corp.
    Account #: 541-54171
        Re: [Name of Fund] - Institutional
           Shares
         Account #: ______________
         Account Name: __________

    The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

    THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

    The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

    Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

    Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

    Shareholders may exchange their shares for Institutional Shares of any other Fund. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the fund into which a shareholder is exchanging, including minimum investment requirements. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

    Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a fund if that fund's shares may legally be sold in the shareholder's state of residence.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two funds as next determined following receipt of proper instructions and all necessary supporting documents by the fund whose shares are being exchanged. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

6. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

    All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

    TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

    Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain -- that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund.

    THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

    DAILY ASSETS TAX-EXEMPT FUND. Distributions paid by Daily Assets Tax-Exempt Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing Shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the federal alternative minimum tax ("AMT").

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

    The income from the Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

    STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

    The exemption for federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Tax-Exempt Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

    Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

    GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

    Each Fund must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

    Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portion of total distributions paid to the shareholder that is (i) derived from each type of obligation in which a Fund has invested, (ii) derived from the obligations of issuers in the various states and (iii) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

    The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7. OTHER INFORMATION

PERFORMANCE INFORMATION

    Institutional Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

    The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

    The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

    Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.

    From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Tax-Exempt Fund, prior to the public offering of shares, FAS may be deemed to control those Funds.

FUND STRUCTURE

    OTHER CLASSES OF SHARES. In addition to Institutional Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Service Shares and Investor Shares. Institutional Services Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. Investor Shares are offered to the general public, have a $10,000 minimum investment and bear shareholder service and distribution fees. Institutional Service Shares and Investor Shares incur more expenses than Institutional Shares. See, "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

    CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

    THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

    CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

    ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                     FORUM FUNDS
                                INSTITUTIONAL SHARES

[LOGO] ACCOUNT APPLICATION                     ACCOUNT NUMBER ______________________
----------------------------------------------------------------------------------------------------------------------------------
1.   INITIAL INVESTMENT ($10,000 minimum)
---------------------------------------------------------------------------------------------------------------------------------
/ /       Check enclosed for $______________________________               / /  Daily Assets Treasury Fund
/ /       I have telephoned the transfer agent to make wire                / /  Daily Assets Treasury Obligation Fund
          arrangements (see instructions on reverse).                      / /  Daily Assets Government Fund
/ /       My initial investment wire is $___________________               / /  Daily Assets Cash Fund
                                                                           / /  Daily Assets Tax-Exempt Fund
---------------------------------------------------------------------------------------------------------------------------------
2.        REGISTRATION (please print)
---------------------------------------------------------------------------------------------------------------------------------
/ /       INDIVIDUALS

          -------------------------------------------------------------     -----------------------------------------------------
          Investor's Name                                                   Social Security Number

          ------------------------------------------------------------      -----------------------------------------------------
          Joint Investor's Name (right of survivorship presumed unless      Social Security Number
          tenancy in common is indicated)

/ /       GIFTS TO MINORS

          ______________________________________________  as custodian for ______________________________________________________
          Custodian's Name (only one permitted)                             Minor's Name (only one permitted)

          under the ____________________ Uniform Gifts to Minors Act ______________________   ___________________________________
                          State                                      Minor's Date of Birth     Minor's Social Security Number

/ /       CORPORATIONS, PARTNERSHIPS & OTHERS (additional documentation required for investors in any representative capacity)

          _____________________________________________________________    ______________________________________________________
          Name of Entity (indicate type of business, e.g., partnership)                Taxpayer Identification Number

/ /       TRUSTS (including corporate pension plans)

          __________________________________________________ as trustee(s) for  _________________________________________________
          Trustee(s) Name(s)                                                                Name of Trust

          ___________________________________________________          __________________________________________________________
          Full date of trust instrument                                                Taxpayer Identification Number

---------------------------------------------------------------------------------------------------------------------------------
3.        ADDRESS
---------------------------------------------------------------------------------------------------------------------------------
          CITIZENSHIP: / /  U.S. /  /  RESIDENT ALIEN   /   / NON-RESIDENT ALIEN ________________________________________________
                                                                                                       Country

          _______________________________________________________________________________________________________________________
          Number and Street

          _______________________________________________________________________________________________________________________
          City                                                         State                               Zip Code

          _____________________________________________  __________________________________     _________________________________
          Contact Person                                         Telephone (Day)                         Telephone (Evening)

---------------------------------------------------------------------------------------------------------------------------------
4.        TELEPHONE AND WIRE REDEMPTION PRIVILEGES (subject to the terms set forth in the Prospectus)
---------------------------------------------------------------------------------------------------------------------------------
/ /       Telephone Redemption/Exchange Privilege
          The Fund and Forum Financial Corp. ("Forum") are hereby authorized to honor verbal instructions for the (i)
          redemption of any and all Fund shares held in the undersigned's account provided that proceeds are mailed to the shareholders address of record or to the bank account indicated below and (ii) exchange of Fund shares into another account. The Fund and Forum are authorized to honor any verbal instructions for purposes of redemption or exchange purporting to be from the shareholder and believed by the Fund or Forum to be genuine, and neither the Fund nor Forum shall be liable for any loss, cost or expense for acting upon such instructions.
/ /       Wire Redemption Privilege
          The Fund and Forum are authorized to honor written instructions with signature guaranteed or, if Telephone Redemption
          Privileges are elected, verbal instructions, to redeem any and all Fund shares held in the undersigned's account provided that the proceeds are transmitted to the bank account indicated below. Complete the following if either privilege is elected:

          ____________________________________________________________                   ________________________________________
          Name of Bank (attach a voided check or deposit slip)                                        Account Number

          ____________________________________________________________                  _________________________________________
          Address and Branch of Bank                                                                        ABA #

-------------------------------------------------------------------------------
5.  DIVIDEND AND CAPITAL GAIN DISTRIBUTION PAYMENT OPTIONS (check one)
-------------------------------------------------------------------------------
/ / Full Reinvestment: Reinvest all income dividends and capital gain distributions when paid.
/ / Capital Gain Reinvestment: Reinvest capital gain distributions when paid; pay income dividends in cash.
/ /      Cash: Pay all income dividends and capital gain distributions in cash.

(Note: If none of the above boxes are checked, shareholders are assigned the Full Reinvestment option.)

-------------------------------------------------------------------------------
6.  DUPLICATE STATEMENT ADDRESS (optional)
-------------------------------------------------------------------------------

    ___________________________________________________________________________
    Company Name                         Contact Person

    ___________________________________________________________________________
    Number and Street

    ___________________________________________________________________________
    City                                 State                 Zip Code

    ___________________________________  ______________________________________
    Telephone (Day)                      Telephone (Evening)

-------------------------------------------------------------------------------
7.  DEALER INFORMATION (for broker/dealer use only)
-------------------------------------------------------------------------------

    ___________________________________________________________________________
    Firm Name                            NSCC Code

    ___________________________________________________________________________
    Representative's Name                Representative's #

    ___________________________________________________________________________
    Branch Address                       Branch Code

    ___________________________________________________________________________
    Dealer's Authorized Signature        Source of Business Code


-------------------------------------------------------------------------------
8.  SIGNATURE
-------------------------------------------------------------------------------
I am (We are) of legal age in the state of my (our) residence and wish to purchase shares of the Fund(s) indicated as described in the current Prospectus (a copy of which I (we) have received). By the execution of this Account Application, the undersigned represent(s) and warrant(s) that I (we) have full right, power and authority to make this investment and the undersigned is (are) duly authorized to sign this Account Application and to purchase or redeem shares of the Fund on behalf of the Investor.


         ______________________________________________________________________
         Signature of Investor/Custodian Trustee         Date

         ______________________________________________________________________
         Signature of Joint Investor/Co-Trustee          Date

         ______________________________________________________________________
         Corporate Officer (Name)                        Title

         ______________________________________________________________________
         Signature of Corporate Officer                  Title


TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
(check appropriate box, if applicable).

Under the penalties of perjury, I certify:
/ / That the number shown on this form is my correct taxpayer identification number and that I am not subject to backup withholding because (a) I am exempt from backup withholding,
        (b) I have not been notified by the Internal Revenue Service
        ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
/ / That I have not provided a taxpayer identification number because I have not been issued a number, but I have applied for one or will do so in the near future. I understand that if I do not provide my number to the Fund within 60 days, the Fund will be required to begin backup withholding.

         ______________________________________________________________________
         Signature of Investor/Custodian/Trustee             Date

         ______________________________________________________________________
         Signature of Joint Investor/Co-Trustee              Date

         ______________________________________________________________________
         Corporate Officer (Name)                            Title

         ______________________________________________________________________
         Signature of Corporate Officer                      Title


-------------------------------------------------------------------------------
9.  INITIAL INVESTMENT AND MAILING INSTRUCTIONS
-------------------------------------------------------------------------------

(1) If making your initial investment by check, complete the Account Application and mail it with your check, payable to "Forum Funds" to:

              FORUM FINANCIAL CORP.
              ATTN.:  TRANSFER AGENT
              P.O. BOX 446
              PORTLAND, ME  04112


(2) If making your initial investment by bank wire, call the Transfer Agent (Forum Financial Corp.) At 800-94FORUM
     (800-943-6786) to obtain an account number.
     Then instruct your bank to wire Federal Funds to:

              BANKBOSTON
              BOSTON, MA
              ABA # 011000390
              CREDIT TO:  FORUM FINANCIAL CORP.
              ACCOUNT NUMBER:  541-54171
              FOR FURTHER CREDIT TO:  (FUND NAME)
              ACCOUNT NAME / ACCOUNT NUMBER

Complete the Account Application and mail it to the address listed above. Be sure to indicate the account number assigned to you on this Account Application.

[LOGO]


SHAREHOLDER INFORMATION:
Forum Financial Corp.
P.O. Box 446
Portland, ME 04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)


[GRAPHIC]

[GRAPHIC]


PROSPECTUS

INSTITUTIONAL
SERVICE SHARES

DAILY ASSETS
TREASURY FUND

DAILY ASSETS
TREASURY
OBLIGATIONS FUND

DAILY ASSETS
GOVERNMENT FUND

DAILY ASSETS
CASH FUND

DAILY ASSETS
TAX-EXEMPT FUND


FORUM
FUNDS

NOVEMBER 17, 1997

FORUM FUNDS

DAILY ASSETS TREASURY FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS CASH FUND
DAILY ASSETS TAX-EXEMPT FUND

                                   PROSPECTUS

                               November 17, 1997
--------------------------------------------------------------------------------

THIS PROSPECTUS OFFERS INSTITUTIONAL SERVICE SHARES OF DAILY ASSETS TREASURY FUND, DAILY ASSETS TREASURY OBLIGATIONS FUND, DAILY ASSETS GOVERNMENT FUND, DAILY ASSETS CASH FUND AND DAILY ASSETS TAX-EXEMPT FUND (EACH A "FUND"). EACH FUND IS A DIVERSIFIED NO-LOAD, MONEY MARKET PORTFOLIO OF FORUM FUNDS (THE "TRUST"), A REGISTERED, OPEN-END, MANAGEMENT INVESTMENT COMPANY. EACH FUND SEEKS TO PROVIDE ITS SHAREHOLDERS WITH HIGH CURRENT INCOME (WHICH, IN THE CASE OF DAILY ASSETS TAX-EXEMPT FUND, IS EXEMPT FROM FEDERAL INCOME TAXES) TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

EACH FUND SEEKS TO ACHIEVE ITS OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN A SEPARATE PORTFOLIO OF AN OPEN-END, MANAGEMENT INVESTMENT COMPANY WITH AN IDENTICAL INVESTMENT OBJECTIVE. SEE "PROSPECTUS SUMMARY" AND "OTHER INFORMATION - FUND STRUCTURE." THROUGH THE PORTFOLIO IN WHICH IT INVESTS:

     DAILY ASSETS TREASURY FUND invests primarily in obligations of the U.S. Treasury or certain agencies and instrumentalities of the U.S. Government with a view toward providing income that is generally considered exempt from state and local income taxes.

     DAILY ASSETS TREASURY OBLIGATIONS FUND invests substantially all of its assets in obligations of the U.S. Treasury and in repurchase agreements backed by these obligations.

     DAILY ASSETS GOVERNMENT FUND invests substantially all of its assets in obligations of the U.S. Government, its agencies and instrumentalities and in repurchase agreements backed by these obligations.

     DAILY ASSETS CASH FUND invests in a broad spectrum of high-quality money market instruments.

     DAILY ASSETS TAX-EXEMPT FUND invests primarily in high-quality obligations of the states, territories and possessions of the U.S. and of their subdivisions, authorities and corporations ("municipal securities") with a view toward providing income that is exempt from federal income taxes.

This Prospectus sets forth concisely the information concerning the Trust and the Funds that a prospective investor should know before investing. The Trust has filed with the Securities and Exchange Commission ("SEC") a Statement of Additional Information dated November 17, 1997, as may be amended from time to time (the "SAI"), which contains more detailed information about the Trust and the Funds and is available together with other related materials for reference on the SEC's Internet Web Site (http://www.sec.gov). The SAI, which is incorporated into this Prospectus by reference, also is available without charge by contacting the Funds' transfer agent, Forum Financial Corp., at P.O. Box 446, Portland, Maine 04112, (207) 879-0001 or (800) 94FORUM.

   INVESTORS SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS

        1.   Prospectus Summary..........................          2
        2.   Financial Highlights........................          4
        3.   Investment Objectives and Policies..........          5
        4.   Management..................................         11
        5.   Purchases and Redemptions of Shares.........         13
        6.   Distributions and Tax Matters...............         18
        7.   Other Information...........................         20

FUND SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ANY AFFILIATE OF A BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE SYSTEM OR ANY OTHER FEDERAL AGENCY.

THERE CAN BE NO ASSURANCE THAT ANY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1. PROSPECTUS SUMMARY

HIGHLIGHTS OF THE FUNDS

    This prospectus offers shares of the Institutional Service class ("Institutional Service Shares") of each of the Funds. Institutional Services Shares are offered solely through banks, trust companies and certain other financial institutions, and their affiliates and correspondents, for investment of their funds or funds for which they act in a fiduciary, agency or custodial capacity. The Funds operate in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Each Fund invests all of its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware), an open-end, management investment company ("Core Trust") as follows:

Daily Assets Treasury Fund  Treasury Portfolio
Daily Assets Treasury
  Obligations Fund          Treasury Cash Portfolio
Daily Assets Government
  Fund                      Government Cash Portfolio
Daily Assets Cash Fund      Cash Portfolio
Daily Assets Tax-Exempt
  Fund                      Municipal Cash Portfolio

    Accordingly, the investment experience of each Fund will correspond directly with the investment experience of its corresponding Portfolio. See "Other Information - Fund Structure." Each Fund currently offers three separate classes of shares: Institutional Shares, Institutional Service Shares and Investor Shares. Institutional Service Shares are sold through this Prospectus. Institutional Shares and Investor Shares are each offered by a separate prospectus. See "Other Information - Fund Structure - Other Classes of Shares."

    MANAGEMENT. Forum Administrative Services, LLC ("FAS") supervises the overall management of the Funds and the Portfolios and Forum Financial Services, Inc. ("FFSI") is the distributor of the Funds' shares. Forum Advisors, Inc. ("Forum Advisors") is the investment adviser of Treasury Portfolio and Municipal Cash Portfolio and provides professional management of those Portfolio's investments. Linden Asset Management, Inc. ("Linden") is the investment adviser of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and provides professional management of those Portfolios' investments. Forum Advisors and Linden (each an "Adviser") provide certain subadvisory assistance for the Portfolios they do not directly advise. The Funds' transfer agent, dividend disbursing agent and shareholder servicing agent is Forum Financial Corp. (the "Transfer Agent"). See "Management" for a description of the services provided and fees charged to the Funds.

    It is anticipated that, as of January 1, 1998, Forum Advisors will acquire Linden and reorganize into a new company named Forum Investment Advisors, LLC. The acquisition is subject to a vote of the shareholders of Daily Assets Cash Fund and of the other investors in the Portfolio which Linden currently advises. No change in advisory staff, portfolio managers, or advisory fees, or any other material change is expected as a result of these transactions.

    SHAREHOLDER SERVICING AND DISTRIBUTION. The Trust has adopted a Shareholder Service Plan relating to Institutional Service Shares under which FAS is compensated for various shareholder servicing activities. See "Management - Shareholder Servicing" and "- Administration and Distribution."

    PURCHASES AND REDEMPTIONS. The minimum initial investment in Institutional Service Shares is $100,000. Institutional Service Shares may be purchased and redeemed Monday through Friday, between 9:00 a.m. and 6:00 p.m., Eastern Time, except on Federal holidays and days that the Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) is closed ("Fund Business Days"). To be eligible to receive that day's income, purchase orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury

Fund and Daily Assets Tax-Exempt Fund). Shareholders may elect to have redemption proceeds over $5,000 transferred by bank wire to a designated bank account. To be able to receive redemption proceeds by wire on the day of the redemption, redemption orders must be received by the Transfer Agent in good order no later than 2:00 p.m., Eastern Time (noon in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund). All times may be changed without notice by Fund management due to market activities. See "Purchase and Redemption of Shares."

    EXCHANGES. Shareholders of a Fund may exchange Institutional Service Shares without charge for Institutional Service Shares of the other Funds. See "Purchases and Redemptions of Shares - Exchanges."

    DISTRIBUTIONS. Distributions of net investment income are declared daily and paid monthly by each Fund and are automatically reinvested in additional Fund shares unless the shareholder has requested payment in cash. See "Distributions and Tax Matters."

    INVESTMENT CONSIDERATIONS. There can be no assurance that any Fund will be able to maintain a stable net asset value of $1.00 per share. Although the Portfolios invest only in money market instruments, an investment in any Fund involves certain risks, depending on the types of investments made and the types of investment techniques employed. Investment in any security, including U.S. Government Securities, involves some level of investment risk. An investment in a Fund is not insured by the FDIC, nor is it insured or guaranteed against loss of principal. By investing in its corresponding Portfolio, each Fund may achieve certain efficiencies and economies of scale. Nonetheless, these investments could also have potential adverse effects on the applicable Fund. See "Other Information - Core Trust Structure."

EXPENSES OF INVESTING IN THE FUNDS

    The purpose of the following table is to assist investors in understanding the various expenses that an investor in Institutional Service Shares will bear directly or indirectly. There are no transaction expenses associated with purchases, redemptions or exchanges of Fund shares.

ANNUAL FUND OPERATING EXPENSES (1)
(as a percentage of average net assets)

                                             Daily                               Daily
                                Daily       Assets        Daily                 Assets
                               Assets      Treasury      Assets       Daily      Tax-
                              Treasury    Obligations  Government    Assets     Exempt
                                Fund         Fund       Cash Fund   Cash Fund    Fund
                             -----------  -----------  -----------  ---------  ---------
Management
 Fees(2)...................       0.15%        0.14%        0.14%       0.14%      0.15%
Other Expenses(3)
 (after expense
 reimbursements)...........       0.30%        0.31%        0.31%       0.31%      0.30%
                             -----------  -----------  -----------  ---------  ---------
Total Operating Expenses...       0.45%        0.45%        0.45%       0.45%      0.45%

    (1) For a further description of the various expenses incurred in the operation of the Funds and the Portfolios, see "Management." The amount of fees and expenses for Daily Assets Treasury Fund and Daily Assets Cash Fund is based on the Fund's expenses for its last fiscal year ended August 31, 1997 restated to reflect current fees; the amount of expenses for each other Fund is based on estimated annualized expenses for those Funds' fiscal year ending August 31, 1998. Each Fund's expenses include the Fund's pro rata portion of all expenses of its corresponding Portfolio, which are borne indirectly by Fund shareholders.

    (2) Management Fees include all
administration fees and investment advisory fees incurred by the Funds and the Portfolios; as long as its assets are invested in a Portfolio, a Fund pays no investment advisory fees directly.

    (3) Absent estimated reimbursements by
Linden, Forum Advisors and its affiliates, Other Expenses and Total Fund Operating Expenses would be: 0.40% and 0.55%, respectively, for Daily Assets Treasury Fund; 0.36% and 0.50%, respectively, for Daily Assets Treasury Obligations Fund; 0.40% and 0.54%, respectively, for Daily Assets Government Fund; 0.43% and 0.57%, respectively, for Daily Assets Cash Fund; 0.43% and 0.58%, respectively, for Daily Assets Tax-Exempt Fund. Expense reimbursements are voluntary and may be reduced or eliminated at any time.

EXAMPLE

    Following is a hypothetical example that indicates the dollar amount of expenses that an investor in Institutional Service Shares would pay assuming (i) the investment of all of the Fund's assets in the Portfolio, (ii) a $1,000 investment in the Fund, (iii) a 5% annual return, (iv) the reinvestment of all distributions and (v) redemption at the end of each period:

                       One Year    Three Years  Five Years    Ten Years
                      -----------  -----------  -----------  -----------
Each Fund...........   $       5    $      14    $      25    $      57

    The example is based on the expenses listed in the Annual Fund Operating Expenses table, which assumes the continued waiver and reimbursement of certain fees and expenses. The five percent annual return is not predictive of and does not represent the Funds' projected returns; rather, it is required by government regulation. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED.

2. FINANCIAL HIGHLIGHTS

    The following information represents selected data for a single outstanding Institutional Service Share of Daily Assets Treasury Fund and of Daily Assets Cash Fund. Information for the period ended August 31, 1997, was audited by KPMG Peat Marwick LLP, independent auditors. Information for prior periods was audited by other independent auditors. The financial statements for Daily Assets Treasury Fund and Daily Assets Cash Fund and independent auditors' report thereon for the fiscal year ended August 31, 1997, are incorporated by reference into the SAI and may be obtained from the Trust without charge. As of the date hereof, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund, as well as Municpal Cash Portfolio had not commenced operations.

    As of August 31, 1997, Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio had net assets of $44,321,412; $71,102,520; $476,768,745 and $259,491,011, respectively.

                                                                                                   RATIOS TO AVERAGE
                                                                                                       NET ASSETS
                                                                  DISTRIBUTIONS                --------------------------
                                 BEGINNING NET                      FROM NET      ENDING NET                     NET
                                  ASSET VALUE   NET INVESTMENT     INVESTMENT     ASSET VALUE      NET       INVESTMENT
                                   PER SHARE        INCOME           INCOME        PER SHARE    EXPENSES       INCOME
                                 -------------  ---------------  ---------------  -----------  -----------  -------------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
  April 1, 1997 to August 31,
   1997........................    $    1.00            0.02            (0.02)     $    1.00        0.50%(2)       4.76%(2)
  Year Ended March 31, 1997....         1.00            0.05            (0.05)          1.00        0.50%         4.70%
  Year Ended March 31, 1996....         1.00            0.05            (0.05)          1.00        0.50%         5.01%
  Year Ended March 31, 1995....         1.00            0.04            (0.04)          1.00        0.37%         4.45%
  Year Ended March 31, 1994....         1.00            0.03            (0.03)          1.00        0.33%         2.82%
  July 1, 1992 to March 31,
   1993........................         1.00            0.02            (0.02)          1.00        0.22%(2)       2.92%(2)
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to
   August 31, 1997.............         1.00            0.05            (0.05)          1.00        0.52%(2)       5.06%(2)

                                                               RATIO
                                              NET ASSETS    TO AVERAGE
                                               AT END OF    NET ASSETS
                                                PERIOD     -------------
                                    TOTAL       (000'S         GROSS
                                   RETURN      OMITTED)     EXPENSES(1)
                                 -----------  -----------  -------------
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
  April 1, 1997 to August 31,
   1997........................       2.01%(3)  $  44,116        0.95%(2)
  Year Ended March 31, 1997....       4.80%       43,975         0.99%
  Year Ended March 31, 1996....       5.18%       43,103         1.06%
  Year Ended March 31, 1995....       4.45%       36,329         1.10%
  Year Ended March 31, 1994....       2.83%       26,505         1.17%
  July 1, 1992 to March 31,
   1993........................       3.13%(2)      4,687        2.43%(2)
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
  October 1, 1996 to
   August 31, 1997.............       4.70%(3)  $  12,076        1.22%(2)

(1) During each period, various fees and expenses were waived and reimbursed, respectively. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements for the Fund and its respective Portfolio.

(2)  Annualized.

(3)  Not Annualized.

3. INVESTMENT OBJECTIVES AND POLICIES

INVESTMENT OBJECTIVE

    The investment objective of each Fund, except Daily Assets Tax-Exempt Fund, is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of Daily Assets Tax-Exempt Fund is to provide high current income which is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

    THERE CAN BE NO ASSURANCE THAT ANY FUND OR PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE OR MAINTAIN A STABLE NET ASSET VALUE.

    Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio, which has the same investment objective and substantially similar investment policies. Therefore, although the following in part discusses the investment policies of the Portfolios (and the responsibilities of Core Trust's board of trustees (the "Core Trust Board")), it applies equally to the Funds (and the Trust's board of trustees (the "Board")).

INVESTMENT POLICIES

    Each Portfolio invests only in high quality, short-term money market instruments that are determined by the Adviser, pursuant to procedures adopted by the Core Trust Board, to be eligible for purchase and to present minimal credit risks. High quality instruments include those that (i) are rated (or, if unrated, are issued by an issuer with comparable outstanding short-term debt that is rated) in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO or (ii) are otherwise unrated and determined by the Adviser to be of comparable quality. A description of the rating categories of certain NRSROs, such as Standard & Poor's and Moody's Investors Service, Inc., is contained in the SAI.

    Each Portfolio invests only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated under Rule 2a-7) and maintains a dollar-weighted average portfolio maturity of 90 days or less. Except to the limited extent permitted by Rule 2a-7 and except for U.S. Government Securities, each Portfolio will not invest more than 5% of its total assets in the securities of any one issuer. As used herein, "U.S. Government Securities" means obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities and "Treasury Securities" means U.S. Treasury bills and notes and other U.S. Government Securities which are guaranteed as to principal and interest by the U.S. Treasury.

    In the case of municipal securities, when the assets and revenues of an issuer are separate from those of the government creating the issuer and a security is backed only by the assets and revenues of the issuer, the issuer and not the creating government is deemed to be the sole issuer of the security. Similarly, in the case of a security issued by or on behalf of public authorities to finance various privately operated facilities that is backed only by the assets and revenues of the non-governmental user, the non-governmental user will be deemed to be the sole issuer of the security.

    Yields on money market securities are dependent on a variety of factors, including the general conditions of the money markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. A Fund's yield will tend to fluctuate inversely with prevailing market interest rates. For instance, in periods of falling market interest rates, yields will tend to be somewhat higher. Although each Portfolio only invests in high quality money market instruments, an investment in a Fund is subject to risk even if all securities in the Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities and municipal securities, can change in value when there is a change in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations. The achievement of a Fund's investment objective is dependent in part on the continuing ability of the issuers of the securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

DAILY ASSETS TREASURY FUND

    Treasury Portfolio seeks to attain its investment objective by investing primarily in Treasury Securities. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in Treasury Securities. The Portfolio may also invest in other U.S. Government Securities. The Portfolio invests with a view toward providing income that is generally considered exempt from state and local income taxes. The Portfolio will purchase a U.S. Government Security (other than a Treasury Security) only if that security has a remaining maturity of thirteen months or less.

    Among the U.S. Government Securities in which the Portfolio may invest are obligations of the Farm Credit System, Farm Credit System Financial Assistance Corporation, Federal Financing Bank, Federal Home Loan Banks, General Services Administration, Student Loan Marketing Association, and Tennessee Valley Authority. Income on these obligations and the obligations of certain other agencies and instrumentalities is generally not subject to state and local income taxes by Federal law. In addition, the income received by Fund shareholders that is attributable to these investments will also be exempt in most states from state and local income taxes. Shareholders should determine through consultation with their own tax advisers whether and to what extent dividends payable by the Fund from interest received with respect to its investments will be considered to be exempt from state and local income taxes in the shareholder's state. Shareholders similarly should determine whether the capital gain and other income, if any, payable by the Fund will be subject to state and local income taxes in the shareholder's state. See "Distributions and Tax Matters."

    The U.S. Government Securities in which the Portfolio may invest include securities supported primarily or solely by the creditworthiness of the issuer. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government's full faith and credit.

DAILY ASSETS TREASURY OBLIGATIONS FUND

    Treasury Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in Treasury Securities and in repurchase agreements backed by Treasury Securities.

DAILY ASSETS GOVERNMENT FUND

    Government Cash Portfolio seeks to attain its investment objective by investing substantially all of its assets in U.S. Government Securities and in repurchase agreements backed by U.S. Government Securities. The U.S. Government Securities in which the Portfolio may invest include Treasury Securities and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, Federal Home Loan Banks and Student Loan Marketing Association. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

DAILY ASSETS CASH FUND

    Cash Portfolio seeks to attain its investment objective by investing in a broad spectrum of money market instruments. The Portfolio may invest in (i) obligations of domestic financial institutions, (ii) U.S. Government Securities (see "Investment Objectives and Policies - Daily Assets Government Fund") and
(iii) corporate debt obligations of domestic issuers.

    Financial institution obligations include negotiable certificates of deposit, bank notes, bankers' acceptances and time deposits of banks (including savings banks and savings associations) and their foreign branches. The Portfolio limits its investments in bank obligations to banks which at the time of investment have total assets in excess of one billion dollars. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bank notes are debt obligations of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which could reduce the Portfolio's yield.

    Corporate debt obligations include commercial paper (short-term promissory notes) issued by companies to finance their, or their affiliates', current obligations. The Portfolio may also invest in commercial paper or other corporate securities issued in "private placements" that are restricted as to disposition under the Federal securities laws ("restricted securities"). Any sale of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption therefrom. Some of these restricted securities, however, are eligible for resale to institutional investors, and accordingly, a liquid market may exist for them. Pursuant to guidelines adopted by the Core Trust Board, the investment adviser will determine whether each such investment is liquid.

DAILY ASSETS TAX-EXEMPT FUND

    Municipal Cash Portfolio seeks to attain its investment objective by investing primarily in municipal securities. The Portfolio attempts to maintain 100% of its assets invested in federally tax-exempt municipal securities; during periods of normal market conditions the Portfolio will have at least 80% of its net assets invested in federally tax-exempt instruments the income from which may be subject to the federal alternative minimum tax ("AMT").

    The Portfolio may from time to time invest more than 25% of its assets in obligations of issuers located in one state but, under normal circumstances, will not invest more than 35% of its assets in obligations of issuers located in one state or territory. If the Portfolio concentrates its investments in this manner, it will be more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the particular state or territory and its political subdivisions.

    THE SHORT-TERM MUNICIPAL SECURITIES MARKET. It is anticipated that a substantial amount of the municipal securities held by the Portfolio will be supported by credit and liquidity enhancements, such as letters of credit (which are not covered by federal deposit insurance) or put or demand features of third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolio will be dependent in part upon the credit quality of the banks supporting the Portfolio's investments. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. These risks include a sustained increase in interest rates, which can adversely affect the availability and cost of a bank's lending activities; exposure to credit losses during times of economic decline; concentration of loan portfolios in certain industries; regulatory developments; and competition among financial institutions. Brokerage firms and insurance companies also provide certain liquidity and credit support. The Portfolio's policy is to purchase municipal securities with third party credit or liquidity support only after the Adviser has considered the creditworthiness of the financial institution providing the support and believes that the security presents minimal credit risk.

    The Portfolio may purchase long term municipal securities with various maturity shortening provisions. For instance, variable rate demand notes ("VRDN") are municipal bonds with maturities of up to 40 years that are sold with a demand feature (an option for the holder of the security to sell the security back to the issuer) which may be exercised by the security holder at predetermined intervals, usually daily or weekly. The interest rate on the security is typically reset by a remarketing or similar agent at prevailing interest rates. VRDNs may be issued directly by the municipal issuer or created by a bank, broker-dealer or other financial institution by selling a previously issued long-term bond with a demand feature attached. Similarly, tender option bonds (also referred to as certificates of participation) are municipal securities with relatively long original maturities and fixed rates of interest that are coupled with an agreement of a third party financial institution under which the third party grants the security holders the option to tender the securities to the institution and receive the face value thereof. The option may be exercised at periodic intervals, usually six months to a year. As consideration for providing the option, the financial institution receives a fee equal to the difference between the underlying municipal security's fixed rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of the interest rate determination. These bonds effectively provide the holder with a demand obligation that bears interest at the prevailing short-term municipal securities interest rate.

    The Portfolio also may acquire "puts" on municipal securities it purchases. A put gives the Portfolio the right to sell the municipal security at a specified price at any time before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its funds at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security.

    The Portfolio may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

    MUNICIPAL BONDS. Municipal bonds are long term fixed-income securities. "General obligation" bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Under a "moral obligation" bond (which is normally issued by special purpose public authorities), if the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer. The Portfolio may invest in industrial development bonds, which in most cases are revenue bonds. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

    MUNICIPAL NOTES AND LEASES. Municipal notes, which may be either "general obligation" or "revenue" securities, are short-term fixed income securities intended to fulfill short-term capital needs of a municipality. Municipal leases, which may take various forms, are issued by municipalities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with other municipal securities. Municipal leases (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

    PARTICIPATION INTERESTS. The Portfolio may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution.

    TAXABLE INVESTMENTS. The Portfolio may invest up to 20% of the value of its net assets in cash and money market instruments, the interest income on which is subject to federal income taxation. In addition, when business or financial conditions warrant or when an adequate supply of appropriate municipal securities is not available, the Portfolio may assume a temporary defensive position and invest without limit in such taxable money market instruments.

ADDITIONAL INVESTMENT POLICIES

    Each Fund's and each Portfolio's investment objective and certain investment limitations, as described in the SAI, are fundamental and therefore, may not be changed without approval of the holders of a majority of the Fund's or Portfolio's, as applicable, outstanding voting securities (as defined in the 1940 Act). Except as otherwise indicated herein or in the SAI, investment policies of a Fund or a Portfolio may be changed by the applicable board of trustees without shareholder approval. Each Portfolio is permitted to hold cash in any amount pending investment in securities and may invest in other investment companies that intend to comply with Rule 2a-7 and have substantially similar investment objectives and policies. A further description of the Funds' and the Portfolios' investment policies is contained in the SAI.

    BORROWING. Each Portfolio may borrow money for temporary or emergency purposes (including the meeting of redemption requests), but not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

    REPURCHASE AGREEMENTS. Each Portfolio may seek additional income or liquidity by entering into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Portfolios' custodian holds the underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements involve certain credit risks not associated with direct investment in securities. Each Portfolio, however, intends to enter into repurchase agreements only with sellers which the Adviser believes present minimal credit risks in accordance with guidelines established by the Core Trust Board. In the event that a seller defaulted on its repurchase obligation, however, a Portfolio might suffer a loss.

    LIQUIDITY. To ensure adequate liquidity, each Portfolio may not invest more than 10% of its net assets in illiquid securities, including, repurchase agreements not entitling the Portfolio to payment of principal within seven days. There may not be an active secondary market for securities held by a Portfolio. The value of securities that have a limited market tend to fluctuate more than those that have an active market. Each Portfolio's Adviser monitors the liquidity of the Portfolio's investments, but there can be no guarantee that an active secondary market will exist.

    WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. In order to assure itself of being able to obtain securities at prices which the Adviser believes might not be available at a future time, each Portfolio's Adviser may purchase securities on a when-issued or delayed delivery basis. When these transactions are negotiated, the price or yield is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Securities so purchased are subject to market price fluctuation and no interest on the securities accrues to a Portfolio until delivery and payment take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. Commitments for when-issued or delayed delivery transactions will be entered into only when a Portfolio has the intention of actually acquiring the securities, but the Portfolio may sell the securities before the settlement date if deemed advisable. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or missed opportunity to make an alternative investment. As a result of entering into forward commitments, the Funds are exposed to greater potential fluctuations in the value of their assets and net asset values per share.

    VARIABLE AND FLOATING RATE SECURITIES. The securities in which each Portfolio invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on these securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Those securities with ultimate maturities of greater than 397 days may be purchased only in accordance with the provisions of Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

    No Portfolio may purchase a variable or floating rate security whose interest rate is adjusted based on a long-term interest rate or index, on more than one interest rate or index, or on an interest rate or index that materially lags behind short-term market rates (these prohibited securities are often referred to as "derivative" securities). All variable and floating rate securities purchased by a Portfolio will have an interest rate that is adjusted based on a single short-term rate or index, such as the Prime Rate.

    FINANCIAL INSTITUTION GUIDELINES. Treasury Cash Portfolio and Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators. These Portfolios do not intend to hold in their portfolio any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. In addition, these Portfolios limit their investments to those permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act and the applicable rules and regulations of the National Credit Union Administration. Government Cash Portfolio limits its investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage and to investments that permit Fund shares to qualify as liquid assets and as short-term liquid assets.

4. MANAGEMENT

    The business of the Trust is managed under the direction of the Board and the business of Core Trust is managed under the direction the Core Trust Board. The Board formulates the general policies of the Funds and meets periodically to review the results of the Funds, monitor investment activities and practices and discuss other matters affecting the Funds and the Trust. The Core Trust Board performs similar functions for the Portfolios and Core Trust. The SAI contains general background information about the trustees and officers of the Trust and Core Trust.

ADMINISTRATION AND DISTRIBUTION

    Subject to the supervision of the Board, FAS supervises the overall management of the Trust, including overseeing the Trust's receipt of services, advising the Trust and the Trustees on matters concerning the Trust and its affairs, and providing the Trust with general office facilities and certain persons to serve as officers. For these services and facilities, FAS receives a fee at an annual rate of 0.05% of the daily net assets of each Fund. FAS also serves as administrator of the Portfolios and provides administrative services for each Portfolio that are similar to those provided to the Funds. For its administrative services to the Portfolios, FAS receives a fee at an annual rate of 0.05% of the average daily net assets of each Portfolio. Forum Accounting Services, LLC ("Forum Accounting") performs portfolio accounting services for the Funds and Portfolios pursuant to agreements with the Trust and Core Trust and is paid a separate fee for these services.

    FFSI acts as the agent of the Trust in connection with the offering of shares of the Funds but receives no compensation for these services. FFSI is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

    FAS, FFSI, Forum Advisors, Forum Accounting and the Transfer Agent are members of the Forum Financial Group of companies and together provide a full range of services to the investment company and financial services industry. As of the date of this Prospectus, each of these companies was controlled by John
Y. Keffer, President and Chairman of the Trust, and FAS and FFSI provided administration services to registered investment companies with assets of approximately $30 billion.

INVESTMENT ADVISERS

    Subject to the general supervision of the Core Trust Board, Forum Advisors makes investment decisions for Treasury Portfolio and Municipal Cash Portfolio and monitors those Portfolios' investments, and Linden makes investment decisions for Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio and monitors those Portfolios' investments. Forum Advisors, which is located at Two Portland Square, Portland, Maine 04101, provides investment advisory services to four other mutual funds. Linden, which is located at 812 N. Linden Drive, Beverly Hills, California 90210, is controlled by Anthony R. Fischer, Jr., who is its sole stockholder, director, and officer. Forum Advisors and Linden also act as investment subadvisers to the Portfolios that they do not manage on a daily basis and from time to time may provide each other with assistance regarding the other's advisory responsibilities. These services may include management of part of or all of the Portfolios' investment portfolios.

    For its services, Forum Advisors receives an advisory fee at an annual rate of 0.05% of Treasury Portfolio's and Municipal Cash Portfolio's average daily net assets. For its services, Linden receives from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio an advisory fee based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets"). Linden's fee is calculated at an annual rate on a cumulative basis as follows: 0.06% of the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets, and 0.03% of the remaining Total Portfolio Assets. A Fund's expenses include the Fund's pro rata portion of the advisory fee paid by the corresponding Portfolio. To the extent Forum Advisors or Linden has delegated its responsibilities to the other, Forum Advisors or Linden pays its advisory fee accrued for such period of time to the other. Currently, it is anticipated that Forum Advisors and Linden will delegate responsibility for portfolio management to the other investment adviser infrequently.

SHAREHOLDER SERVICING

    TRANSFER AND DIVIDEND DISBURSING AGENT. Shareholder inquiries and communications concerning the Funds may be directed to the Transfer Agent at the address and telephone numbers on the first page of this Prospectus. The Transfer Agent maintains an account for each shareholder of the Funds (unless such accounts are maintained by sub-transfer agents or processing agents) and performs other transfer agency and related functions. The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agent's agreement with the Trust. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust. For its services, the Transfer Agent is paid a transfer agent fee at an annual rate of 0.10% of the average daily net assets of each Fund attributable to Institutional Service Shares plus $12,000 per year for each Fund and certain account and additional class charges and is reimbursed for certain expenses incurred on behalf of the Funds.

    SHAREHOLDER SERVICE AGENTS. The Trust has adopted a shareholder service plan ("Shareholder Service Plan") which provides that, as compensation for FAS's service activities with respect to the Institutional Service Shares, the Trust shall pay FAS a fee at an annual rate of 0.25% of the average daily net assets attributable to Institutional Service Shares. FAS is authorized to enter into shareholder servicing agreements pursuant to which a shareholder servicing agent, on behalf of its customers, performs certain shareholder services not otherwise provided by the Transfer Agent. As compensation for its services, the shareholder servicing agent is paid a fee by FAS of up to 0.25% of the average daily net assets of Institutional Service Shares owned by investors for which the shareholder service agent maintains a servicing relationship. Certain shareholder servicing agents may be subtransfer or processing agents.

    Among the services provided by shareholder servicing agents are answering customer inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services; providing necessary personnel and facilities to establish and maintain shareholder accounts and records; assisting shareholders in arranging for processing purchase, exchange and redemption transactions; arranging for the wiring of funds; guaranteeing shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; integrating periodic statements with other customer transactions; and providing such other related services as the shareholder may request.

EXPENSES OF THE FUNDS

    Each Fund's expenses comprise Trust expenses attributable to the Fund, which are charged to the Fund, and expenses not attributable to a particular fund of the Trust, which are allocated among the Fund and all other funds of the Trust in proportion to their average net assets. Each service provider in its sole discretion may elect to waive (or continue to waive) all or any portion of its fees, which are accrued daily and paid monthly, and may reimburse a Fund for certain expenses. Any such waivers or reimbursements would have the effect of increasing a Fund's performance for the period during which the waiver was in effect and would not be recouped at a later date.

    Each Fund's expenses include the service fees described in this Prospectus, the fees and expenses of the Board, applicable insurance and bonding expenses and state and SEC registration fees. Each Fund bears its pro rata portion of the expenses of the Portfolio in which it invests along with all other investors in the Portfolio.

5. PURCHASES AND REDEMPTIONS OF SHARES

GENERAL INFORMATION

    All transactions in Fund shares are effected through the Transfer Agent, which accepts orders for purchases and redemptions from shareholders of record and new investors. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege, upon appropriate notice to shareholders, and may charge a fee for certain shareholder services, although no such fees are currently contemplated.

    PURCHASES. Fund shares are sold at a price equal to their net asset value next-determined after receipt of an order in proper form, on each Fund Business Day. Fund shares are issued immediately after an order for the shares in proper form, accompanied by funds on deposit at a Federal Reserve Bank ("Federal Funds"), is accepted by the Transfer Agent. Each Fund's net asset value is calculated at 4:00 p.m., Eastern Time.

    Fund shares become entitled to receive distributions on the day the purchase order is accepted if the order and payment are received by the Transfer Agent as follows:

                               Order        Payment
                              Must be       Must be
                            Received by   Received by
                            ------------  ------------
Daily Assets Treasury Fund
 and Daily Assets
 Tax-Exempt Fund..........  12:00 p.m.,   4:00 p.m.,
                            Eastern time  Eastern time
All other Funds...........  2:00 p.m.,    4:00 p.m.,
                            Eastern time  Eastern time

    If a purchase order is transmitted to the Transfer Agent (or the wire is received) after the times listed above, the investor will not receive a distribution on that day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire purchase orders and the cut-off times set forth above.

    Each Fund reserves the right to reject any subscription for the purchase of Fund shares. Stock certificates are issued only to shareholders of record upon their written request and no certificates are issued for fractional shares.

    REDEMPTIONS. Fund shares may be redeemed without charge at their net asset value on any Fund Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions. Fund shares are redeemed as of the next determination of the Fund's net asset value following receipt by the Transfer Agent of the redemption order in proper form (and any supporting documentation which the Transfer Agent may require). Shares redeemed are not entitled to receive distributions declared on or after the day on which the redemption becomes effective.

    For wire redemption orders received after 12:00 p.m., Eastern time, in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund, and after 2:00 p.m., Eastern Time, in the case of each other Fund, the Transfer Agent will wire proceeds the next Fund Business Day. On days that the New York Stock Exchange or Federal Reserve Bank of San Francisco (Boston in the case of Daily Assets Treasury Fund and Daily Assets Tax-Exempt Fund) closes early or the Public Securities Association recommends that the government securities markets close early, the Trust may advance the time by which the Transfer Agent must receive completed wire redemption orders.

    Normally, redemption proceeds are paid immediately, but in no event later than seven days, following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase the shares has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to the shareholder's record address. The right of redemption may not be suspended nor the payment dates postponed for more than seven days after the tender of the shares to the Fund except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings or under any emergency or other circumstance as determined by the SEC.

    Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

    The Trust employs reasonable procedures to ensure that telephone orders are genuine (which include recording certain transactions and the use of shareholder security codes). If the Trust did not employ such procedures, it could be liable for any losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the Transfer Agent by telephone, requests may be mailed or hand-delivered to the Transfer Agent.

    Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $5,000.

PURCHASE AND REDEMPTION PROCEDURES

    Investors may open an account by completing the application at the back of this Prospectus or by contacting the Transfer Agent at the address on the first page of this Prospectus. To request shareholder services not referenced on the account application and to change information regarding a shareholder's account (such as addresses), investors should request an Optional Services Form from the Transfer Agent.
INITIAL PURCHASE OF SHARES

    There is a $100,000 minimum for total initial investments through of by any financial institution in each Fund.

    BY MAIL. Investors may send a check made payable to the Trust along with a completed account application to the Transfer Agent. Checks are accepted at full value subject to collection. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on some non-member banks may take longer.

    For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "Forum Funds" or to one or more owners of that account and endorsed to Forum Funds. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "Forum Funds." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

    BY BANK WIRE. To make an initial investment in a Fund using the wire system for transmittal of money among banks, an investor should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to obtain an account number. The investor should then instruct a bank to wire the investor's money immediately to:

    BankBoston
    Boston, Massachusetts
    ABA# 011000390
    For Credit To: Forum Financial Corp.
    Account #: 541-54171
        Re: [Name of Fund] - Institutional
            Service Shares
         Account #:______________
        Account Name: __________

    The investor should then promptly complete and mail the account application. Any investor planning to wire funds should instruct a bank early in the day so the wire transfer can be accomplished the same day. There may be a charge imposed by the bank for transmitting payment by wire, and there also may be a charge for the use of Federal Funds.

    THROUGH FINANCIAL INSTITUTIONS. Shares may be purchased and redeemed through certain broker-dealers, banks or other financial institutions ("Processing Organizations"), including affiliates of the Transfer Agent. Processing Organizations may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund. The Trust is not responsible for the failure of any Processing Organization to promptly forward these requests.

    Investors who purchase or redeem shares in this manner will be subject to the procedures of their Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. These investors should acquaint themselves with their institution's procedures and should read this Prospectus in conjunction with any materials and information provided by their institution. Investors who purchase Fund shares through a Processing Organization may or may not be the shareholder of record and, subject to their institution's and the Fund's procedures, may have Fund shares transferred into their name. Certain Processing Organizations may enter purchase orders with payment to follow.

    The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn will provide its customers with such confirmations and periodic statements as may be required by law or agreed to between the Processing Organization and its customers.

SUBSEQUENT PURCHASES OF SHARES

    Subsequent purchases may be made by mailing a check, by sending a bank wire or through a financial institution as indicated above. Shareholders using the wire system for purchase should first telephone the Trust at 800-94FORUM (800-943-6786) or (207) 879-0001 to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

    Shareholders may purchase Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts of $250 or more to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to the Transfer Agent.

REDEMPTION OF SHARES

    Shareholders who wish to redeem shares by telephone or receive redemption proceeds by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may not be available until several days after a shareholder's application is received. Shares for which certificates have been issued may not be redeemed by telephone.

    BY MAIL. Shareholders may make a redemption in any amount by sending a written request to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for redemption must be signed by the shareholder with signature guaranteed and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Fund will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds.

    BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request the Fund to transmit the redemption proceeds by Federal Funds wire to a bank account designated on the shareholder's account application. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day the redemption request in proper form is received by the Transfer Agent.

    OTHER REDEMPTION MATTERS. To protect shareholders and the Funds against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (1) any endorsement on a stock certificate; (2) written instruction to redeem Shares whose value exceeds $50,000; (3) instructions to change a shareholder's record name; (4) redemption in an account in which the account address or account registration has changed within the last 30 days; (5) the proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account; (6) proceeds are to be paid to someone other than the registered owners or to an account with a different registration; (7) change of automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account.

    Signature guarantees may be provided by any eligible institution acceptable to the Transfer Agent, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. A notarized signature is not sufficient.

    The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGES

    Shareholders may exchange their shares for Institutional Service Shares of any other Fund. Exchanges are subject to the fees charged by, and the restrictions listed in the prospectus for, the Fund into which a shareholder is exchanging, including minimum investment requirements. The Funds do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. See "Additional Purchase and Redemption Information" in the SAI.

    Exchanges may only be made between accounts registered in the same name. A completed account application must be submitted to open a new account in a Fund through an exchange if the shareholder requests any shareholder privilege not associated with the new account. Shareholders may only exchange into a Fund if that Fund's shares may legally be sold in the shareholder's state of residence.

    The Trust (and Federal tax law) treats an exchange as a redemption of the shares owned and the purchase of the shares of the fund being acquired. Accordingly, a shareholder may realize a capital gain or loss with respect to the shares redeemed. Redemptions and purchases are effected at the respective net asset values of the two Funds as next determined following receipt of proper instructions and all necessary supporting documents by the Fund whose shares are being exchanged. The exchange privilege may be modified materially or terminated by the Trust at any time upon 60 days' notice to shareholders.

    BY MAIL. Exchanges may be accomplished by written instruction to the Transfer Agent accompanied by any stock certificate that may have been issued to the shareholder. All written requests for exchanges must be signed by the shareholder (a signature guarantee is not required) and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed.

    BY TELEPHONE. Exchanges may be accomplished by telephone by any shareholder who has elected telephone exchange privileges by calling the Transfer Agent at 800-94FORUM (800-943-6786) or (207) 879-0001 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number.

6. DISTRIBUTIONS AND TAX MATTERS

DISTRIBUTIONS

    Distributions of each Fund's net investment income are declared daily and paid monthly following the close of the last Fund Business Day of the month. Each type of net capital gain realized by a Fund, if any, will be distributed annually. Shareholders may choose to have all distributions reinvested in additional shares of the Fund or received in cash. In addition, shareholders may have all distributions of net capital gain reinvested in additional shares of the Fund and distributions of net investment income paid in cash. All distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund.

    All distributions will be reinvested at the Fund's net asset value as of the payment date of the dividend. All distributions are reinvested unless another option is selected. All distributions not reinvested will be paid to the shareholder in cash and may be paid more than seven days following the date on which distribution would otherwise be reinvested.

TAXES

    TAX STATUS OF THE FUNDS. Each Fund intends to qualify or continue to qualify to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Accordingly, no Fund will be liable for Federal income taxes on the net investment income and capital gain distributed to its shareholders. Because each Fund intends to distribute all of its net investment income and net capital gain each year, the Funds should also avoid Federal excise taxes.

    Distributions paid by each Fund out of its net investment income (including realized net short-term capital gain) are taxable to the shareholders of the Fund as ordinary income. Two different tax rates apply to net capital gain - that is, the excess of net gain from capital assets held for more than one year over net losses from capital assets held for not more than one year. One rate (generally 28%) applies to net gain on capital assets held for more than one year but not more than 18 months and a second rate (generally 20%) applies to the balance of such net capital gains. Distributions of net capital gain will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund.

    THE PORTFOLIOS. The Portfolios are not required to pay Federal income taxes on their net investment income and capital gain, as they are treated as partnerships for Federal income tax purposes. All interest, dividends and gains and losses of a Portfolio are deemed to have been "passed through" to the respective Fund in proportion to the Fund's holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

    DAILY ASSETS TAX-EXEMPT FUND. Distributions paid by Daily Assets Tax-Exempt Fund out of federally tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to federal income tax in the hands of the Fund's shareholders. Substantially all of the distributions paid by the Fund are anticipated to be exempt-interest dividends. Persons who are "substantial users" or "related persons" thereof of facilities financed by private activity securities held by the Fund, however, may be subject to federal income tax on their pro rata share of the interest income from those securities and should consult their tax advisers before purchasing shares. Exempt-interest dividends are included in the "adjusted current earnings" of corporations for purposes of the federal alternative minimum tax ("AMT").

    Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund generally is not deductible for federal income tax purposes. Under rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

    The income from the Portfolio's investments may be subject to the AMT. Interest on certain municipal securities issued to finance "private activities" ("private activity securities") is a "tax preference item" for purposes of the AMT applicable to certain individuals and corporations even though such interest will continue to be fully tax-exempt for regular federal income tax purposes. The Portfolio may purchase private activity securities, the interest on which may constitute a "tax preference item" for purposes of the AMT.

    STATE AND LOCAL TAXES. Daily Assets Treasury Fund's investment policies are structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from income taxation at the state and local level. Many states (by statute, judicial decision or administrative action) do not tax dividends from a regulated investment company that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities if the interest on those obligations would not be taxable to a shareholder that held the obligation directly. As a result, substantially all distributions paid by the Fund to shareholders residing in certain states will be exempt or excluded from state income taxes. A portion of the distributions paid by the other Funds to shareholders may be exempt or excluded from state income taxes, but these Funds are not managed to provide any specific amount of state tax-free income to shareholders.

    The exemption for Federal income tax purposes of distributions derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of Daily Assets Tax-Exempt Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions.

    Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in a Fund which may differ from the federal income tax consequences described above.

    GENERAL. Each Fund may be required by Federal law to withhold 31% of reportable payments (which may include taxable distributions and redemption proceeds) paid to individuals and certain other non-corporate shareholders. Withholding is not required if a shareholder certifies that the shareholder's social security or tax identification number provided to a Fund is correct and that the shareholder is not subject to backup withholding.

    Each Fund must include a portion of the original issue discount of zero-coupon securities, if any, as income even though these securities do not pay any interest until maturity. Because each Fund distributes all of its net investment income, a Fund may have to sell portfolio securities to distribute imputed income, which may occur at a time when the investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

    Shortly after the close of each year, a statement is sent to each shareholder of the Funds advising the shareholder of the portions of total distributions paid to the shareholder that is (i) derived from each type of obligation in which a Fund has invested, (ii) derived from the obligations of issuers in the various states and (iii) exempt from federal income taxes. These portions are determined for the entire year and on a monthly basis and, thus, are an annual or monthly average, rather than a day-by-day determination for each shareholder.

    The foregoing is only a summary of some of the important Federal and state tax considerations generally affecting the Funds and their shareholders. There may be other Federal, state or local tax considerations applicable to a particular investor. Prospective investors are urged to consult their tax advisors.

7. OTHER INFORMATION

PERFORMANCE INFORMATION

    Institutional Service Shares' performance may be advertised. All performance information is based on historical results, is not intended to indicate future performance and, unless otherwise indicated, is net of all expenses. The Funds may advertise yield, which shows the rate of income a Fund has earned on its investments as a percentage of the Fund's share price. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments for a specified period (net of expenses), divides it by the average number of shares entitled to receive distributions, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the period. A Fund's compounded annualized yield assumes the reinvestment of distributions paid by the Fund, and, therefore will be somewhat higher than the annualized yield for the same period. A Fund may also quote tax-equivalent yields, which show the taxable yields a shareholder would have to earn to equal the Fund's tax-free yield, after taxes. A tax-equivalent yield is calculated by dividing the Fund's tax-free yield by one minus a stated federal, state or combined federal and state tax rate. Each class' performance will vary.

    The Funds' advertisements may also reference ratings and rankings among similar funds by independent evaluators such as Morningstar, Lipper Analytical Services, Inc. or IBC Financial Data, Inc. In addition, the performance of the Funds may be compared to recognized indices of market performance. The comparative material found in a Fund's advertisements, sales literature, or reports to shareholders may contain performance rankings. This material is not to be considered representative or indicative of future performance.

BANKING LAW MATTERS

    Banking laws and regulations generally permit a bank or bank affiliate to purchase shares of an investment company as agent for and upon the order of a customer and permit a bank or bank affiliate to serve as a Processing Organization or perform sub-transfer agent or similar services for the Trust and its shareholders. If a bank or bank affiliate were prohibited from performing all or a part of the foregoing services, its shareholder customers would be permitted to remain shareholders of the Trust and alternative means for continuing to service them would be sought.

DETERMINATION OF NET ASSET VALUE

    The Trust determines the net asset value per share of each Fund as of 4:00 p.m., Eastern Time, on each Fund Business Day by dividing the value of the Fund's net assets (the value of its interest in the Portfolio and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. In order to more easily maintain a stable net asset value per share, each Portfolio's portfolio securities are valued at their amortized cost (acquisition cost adjusted for amortization of premium or accretion of discount) in accordance with Rule 2a-7. The Portfolios will only value their portfolio securities using this method if the Core Trust Board believes that it fairly reflects the market-based net asset value per share. The Portfolios' other assets, if any, are valued at fair value by or under the direction of the Core Trust Board.

THE TRUST AND ITS SHARES

    The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc., which was incorporated in 1980. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create classes of shares within each series. There are currently sixteen series of the Trust.

    Each share of each fund of the Trust and each class of shares has equal distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertain to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by fund or class is required by law, in which case shares will be voted separately by fund or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a fund is entitled to the shareholder's pro rata share of all distributions arising from that fund's assets and, upon redeeming shares, will receive the portion of the fund's net assets represented by the redeemed shares.

    From time to time certain shareholders may own a large percentage of shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of any shareholder vote. As of the date hereof, due to initial investment in Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Tax-Exempt Fund, prior to the public offering of shares, FAS may be deemed to control those Funds.

FUND STRUCTURE

    OTHER CLASSES OF SHARES. In addition to Institutional Service Shares, each Fund may create and issue shares of other classes of securities. Each Fund currently has two other classes of shares authorized, Institutional Shares and Investor Shares. Institutional Shares have an investment minimum of $1,000,000. Investor Shares are offered to the general public, have a $10,000 minimum investment and bear shareholder service and distribution fees. Institutional Shares incur less expenses and Investor Shares incur more expenses than Institutional Service Shares. See, "Additional Information" below. Except for certain differences, each share of each class represents an undivided, proportionate interest in a Fund. Each share of each Fund is entitled to participate equally in distributions and the proceeds of any liquidation of that Fund except that, due to the differing expenses borne by the various classes, the amount of distributions will differ among the classes.

    CORE TRUST STRUCTURE. Each Fund invests all of its assets in its corresponding Portfolio of Core Trust, a business trust organized under the laws of the State of Delaware in September 1994 and registered under the 1940 Act as an open-end, management investment company. Accordingly, a Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. The assets of each Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other portfolio of Core Trust. Upon liquidation of a Portfolio, investors in the Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

    THE PORTFOLIOS. A Fund's investment in a Portfolio is in the form of a non-transferable beneficial interest. As of the date of this Prospectus, Daily Assets Treasury Fund and Daily Assets Tax-

Exempt Fund are the only investors (other than FAS or its affiliates) that have invested in Treasury Portfolio and Municipal Cash Portfolio, respectively. Each of the other Portfolios has another investor besides the Funds (and FAS and its affiliates). All investors in a Portfolio invest on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Portfolios normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio is entitled to vote in proportion to the relative value of its interest in the Portfolio. On most issues subject to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from shareholders of the Fund and will vote its interest in a Portfolio in proportion to the votes cast by its shareholders. There can be no assurance that any issue that receives a majority of the votes cast by a Fund's shareholders will receive a majority of votes cast by all investors in the Portfolio.

    CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Portfolio may be affected by the actions of other large investors in the Portfolio, if any. If a large investor other than a Fund redeemed its interest in a Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from a Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if other investors in the Portfolio, by a vote of shareholders, changed the investment objective or policies of the Portfolio in a manner not acceptable to the Board or not permissible by the Fund. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. If the Fund decided to convert those securities to cash, it usually would incur transaction costs. If the Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by the investment adviser to the Portfolio or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. The inability of the Fund to find a suitable replacement investment, in the event the Board decided not to permit the Portfolio's investment adviser to manage the Fund's assets, could have a significant impact on shareholders of the Fund.

    ADDITIONAL INFORMATION. Each class of a Fund (and any other investment company that invests in a Portfolio) may have a different expense ratio and different sales charges, including distribution fees, and each class' (and investment company's) performance will be affected by its expenses and sales charges. For more information on any other class of shares of the Funds or concerning any other investment companies that invest in a Portfolio, investors may contact FFSI at 207-879-1900. If an investor invests through a financial institution, the investor may also contact their financial institution to obtain information about the other classes or any other investment company investing in a Portfolio.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUNDS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                     FORUM FUNDS
                             INSTITUTIONAL SERVICE SHARES

[LOGO} ACCOUNT APPLICATION                     ACCOUNT NUMBER ______________________
---------------------------------------------------------------------------------------------------------------------------------
1.   INITIAL INVESTMENT ($10,000 minimum)
---------------------------------------------------------------------------------------------------------------------------------
/ /       Check enclosed for $____________________________________         / /  Daily Assets Treasury Fund
/ /       I have telephoned the Transfer Agent to make wire                / /  Daily Assets Treasury Obligation Fund
          arrangements (see instructions on reverse).                      / /  Daily Assets Government Fund
/ /       My initial investment wire is $_________________________         / /  Daily Assets Cash Fund
                                                                           / /  Daily Assets Tax-Exempt Fund
---------------------------------------------------------------------------------------------------------------------------------
2.        REGISTRATION (please print)
---------------------------------------------------------------------------------------------------------------------------------
/ /       INDIVIDUALS

          -------------------------------------------------------------     -----------------------------------------------------
          Investor's Name                                                                    Social Security Number

          ------------------------------------------------------------      -----------------------------------------------------
          Joint Investor's Name (right of survivorship presumed unless                       Social Security Number
          tenancy in common is indicated)

/ /       GIFTS TO MINORS

          ______________________________________________  as custodian for ______________________________________________________
          Custodian's Name (only one permitted)                                      Minor's Name (only one permitted)

          under the ____________________Uniform Gifts to Minors Act ______________________   ____________________________________
                       State                                        Minor's Date of Birth     Minor's Social Security Number

/ /       CORPORATIONS, PARTNERSHIPS & OTHERS (additional documentation required for investors in any representative capacity)

          _____________________________________________________________    ______________________________________________________
          Name of Entity (indicate type of business, e.g., partnership)                 Taxpayer Identification Number

/ /       TRUSTS (including corporate pension plans)

          __________________________________________________ as trustee(s) for  _________________________________________________
          Trustee(s) Name(s)                                                                Name of Trust

          ___________________________________________________          __________________________________________________________
          Full date of trust instrument                                                Taxpayer Identification Number

---------------------------------------------------------------------------------------------------------------------------------
3.        ADDRESS
---------------------------------------------------------------------------------------------------------------------------------
          CITIZENSHIP:/ /  U.S. /  /  RESIDENT ALIEN   /   / NON-RESIDENT ALIEN _________________________________________________
                                                                                                       Country

          _______________________________________________________________________________________________________________________
          Number and Street

          _______________________________________________________________________________________________________________________
          City                                                         State                               Zip Code

          _____________________________________________  __________________________________     _________________________________
          Contact Person                                         Telephone (Day)                         Telephone (Evening)

---------------------------------------------------------------------------------------------------------------------------------
4.        TELEPHONE AND WIRE REDEMPTION PRIVILEGES (subject to the terms set forth in the Prospectus)
---------------------------------------------------------------------------------------------------------------------------------
/ /       Telephone Redemption/Exchange Privilege
          The Fund and Forum Financial Corp. ("Forum") are hereby authorized to honor verbal instructions for the (i)
          redemption of any and all Fund shares held in the undersigned's account provided that proceeds are mailed to the shareholders address of record or to the bank account indicated below and (ii) exchange of Fund shares into another account. The Fund and Forum are authorized to honor any verbal instructions for purposes of redemption or exchange purporting to be from the shareholder and believed by the Fund or Forum to be genuine, and neither the Fund nor Forum shall be liable for any loss, cost or expense for acting upon such instructions.
/ /       Wire Redemption Privilege
          The Fund and Forum are authorized to honor written instructions with signature guaranteed or, if Telephone Redemption
          Privileges are elected, verbal instructions, to redeem any and all Fund shares held in the undersigned's account provided that the proceeds are transmitted to the bank account indicated below. Complete the following if either privilege is elected:

          ____________________________________________________________                   ________________________________________
          Name of Bank (attach a voided check or deposit slip)                                        Account Number

          ____________________________________________________________                  _________________________________________
          Address and Branch of Bank                                                                       ABA #

-------------------------------------------------------------------------------
5.  DIVIDEND AND CAPITAL GAIN DISTRIBUTION PAYMENT OPTIONS (check one)
-------------------------------------------------------------------------------
/ / Full Reinvestment: Reinvest all income dividends and capital gain distributions when paid.
/ / Capital Gain Reinvestment: Reinvest capital gain distributions when paid; pay income dividends in cash.
/ /      Cash: Pay all income dividends and capital gain distributions in cash.

(Note: If none of the above boxes are checked, shareholders are assigned the Full Reinvestment option.)

-------------------------------------------------------------------------------
6.  DUPLICATE STATEMENT ADDRESS (optional)
-------------------------------------------------------------------------------

     __________________________________________________________________________
     Company Name                        Contact Person

     __________________________________________________________________________
     Number and Street

     __________________________________________________________________________
     City                                State                 Zip Code

     __________________________________  ______________________________________
     Telephone (Day)                     Telephone (Evening)

-------------------------------------------------------------------------------
7.  DEALER INFORMATION (for broker/dealer use only)
-------------------------------------------------------------------------------

     __________________________________________________________________________
     Firm Name                           NSCC Code

    ___________________________________________________________________________
     Representative's Name               Representative's #

     __________________________________________________________________________
     Branch Address                      Branch Code

     __________________________________________________________________________
     Dealer's Authorized Signature       Source of Business Code


-------------------------------------------------------------------------------
8.  SIGNATURE
-------------------------------------------------------------------------------
I am (We are) of legal age in the state of my (our) residence and wish to purchase shares of the Fund(s) indicated as described in the current Prospectus (a copy of which I (we) have received). By the execution of this Account Application, the undersigned represent(s) and warrant(s) that I (we) have full right, power and authority to make this investment and the undersigned is (are) duly authorized to sign this Account Application and to purchase or redeem shares of the Fund on behalf of the Investor.


         ______________________________________________________________________
         Signature of Investor/Custodian Trustee         Date

         ______________________________________________________________________
         Signature of Joint Investor/Co-Trustee          Date


         ______________________________________________________________________
         Corporate Officer (Name)                        Title

         ______________________________________________________________________
         Signature of Corporate Officer                  Title


TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
(check appropriate box, if applicable).

Under the penalties of perjury, I certify:
/ / That the number shown on this form is my correct taxpayer identification number and that I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
/ / That I have not provided a taxpayer identification number because I have not been issued a number, but I have applied for one or will do so in the near future. I understand that if I do not provide my number to the Fund within 60 days, the Fund will be required to begin backup withholding.

         ______________________________________________________________________
         Signature of Investor/Custodian/Trustee             Date

         ______________________________________________________________________
         Signature of Joint Investor/Co-Trustee              Date

         ______________________________________________________________________
         Corporate Officer (Name)                            Title

         ______________________________________________________________________
         Signature of Corporate Officer                      Title


-------------------------------------------------------------------------------
9.  INITIAL INVESTMENT AND MAILING INSTRUCTIONS
-------------------------------------------------------------------------------

(1) If making your initial investment by check, complete the Account Application and mail it with your check, payable to "Forum Funds" to:

              FORUM FINANCIAL CORP.
              ATTN.:  TRANSFER AGENT
              P.O. BOX 446
              PORTLAND, ME  04112


(2) If making your initial investment by bank wire, call the Transfer Agent (Forum Financial Corp.) At 800-94FORUM
     (800-943-6786) to obtain an account number.
     Then instruct your bank to wire Federal Funds to:

              BANKBOSTON
              BOSTON, MA
              ABA # 011000390
              CREDIT TO:  FORUM FINANCIAL CORP.
              ACCOUNT NUMBER:  541-54171
              FOR FURTHER CREDIT TO:  (FUND NAME)
              ACCOUNT NAME / ACCOUNT NUMBER

Complete the Account Application and mail it to the address listed above. Be sure to indicate the account number assigned to you on this Account Application.

[LOGO]

SHAREHOLDER INFORMATION:

Forum Financial Corp.
P.O. Box 446
Portland, ME 04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)


[GRAPHIC]

FORUM FUNDS

DAILY ASSETS TREASURY FUND
DAILY ASSETS TREASURY OBLIGATIONS FUND
DAILY ASSETS GOVERNMENT FUND
DAILY ASSETS CASH FUND
DAILY ASSETS TAX-EXEMPT FUND

Account Information and
Shareholder Servicing:            Distributor:
    Forum Financial Corp.              Forum Financial Services, Inc.
    P.O. Box 446                       Two Portland Square
    Portland, Maine  04112             Portland, Maine  04101
    (207) 879-0001                     (207) 879-1900
-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
November 17, 1997

This Statement of Additional Information supplements the Prospectuses dated November 17, 1997 offering Investor Shares, Institutional Service Shares and Institutional Shares of Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Tax-Exempt Fund, five portfolios of the Trust, and should be read only in conjunction with the applicable Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust's Distributor at the address listed above.

TABLE OF CONTENTS
                                                                           Page
         1.   General                                                        2
         2.   Investment Policies                                            3
         3.   Investment Limitations                                         7
         4.   Investment by Financial Institutions                          10
         5.   Performance Data                                              12
         6.   Management                                                    14
         7.   Determination of Net Asset Value                              22
         8.   Portfolio Transactions                                        22
         9.   Additional Purchase and
              Redemption Information                                        23
         10.  Taxation                                                      24
         11.  Other Information                                             25
         12.  Financial Statements                                          27

              Appendix A - Description of Securities Ratings
              Appendix B - Performance Information
              Appendix C - Miscellaneous Tables


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1.  GENERAL

THE TRUST

The Trust is registered with the SEC as an open-end, management investment company and was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc. Forum Funds, Inc. was incorporated on March 24, 1980 and assumed the name of Forum Funds, Inc. on March 16, 1987. The Board has the authority to issue an unlimited number of shares of beneficial interest of separate series with no par value per share and to create separate classes of shares within each series. The Trust currently offers shares of eighteen series and has three series that have not commenced operation as of the date of this SAI. The series of the Trust are as follows:


     Daily Assets Treasury Fund                     Austin Global Equity Fund
     Daily  Assets  Treasury Obligations Fund       Oak Hall Equity Fund
     Daily Assets Government Fund
     Daily Assets Cash Fund                         Quadra  Limited  Maturity  Treasury Fund
     Daily Assets Tax-Exempt Fund                   Quadra Value Equity Fund
                                                    Quadra Growth Fund
     Investors Bond Fund                            Quadra International Equity Fund
     TaxSaver Bond Fund                             Quadra Opportunistic Bond Fund
     Maine Municipal Bond Fund
     New Hampshire Bond Fund

     Payson Value Fund
     Payson Balanced Fund.

DEFINITIONS

As used in this Statement of Additional Information, the following terms shall have the meanings listed:

"Adviser" means Forum Advisors or Linden, as applicable.

"Board" means the Board of Trustees of Forum Funds.

"Core Trust" means Core Trust (Delaware), a Delaware business trust.

"Core Trust Board" means the Board of Trustees of Core Trust (Delaware).

"FAS" means Forum Administrative Services, LLC

"FFC" means Forum Financial Corp.

"FFSI" means Forum Financial Services, Inc.

"Forum Advisors" means Forum Advisors, Inc.

"Fund" means Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund or Daily Assets Tax-Exempt Fund.

"Fund Business Day" has the meaning ascribed thereto in the current Prospectus of the Funds.

"Linden" means Linden Asset Management, Inc.

"NRSRO" means a nationally recognized statistical rating organization.

"Portfolio" means Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio or Municipal Cash Portfolio, each a portfolio of Core Trust.

"SAI" means this Statement of Additional Information.

"SEC" means the U.S. Securities and Exchange Commission.

"Subadviser" means Forum Advisors or Linden, as applicable, when acting as investment subadviser to a Portfolio.

"Treasury Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"Trust" means Forum Funds, a Delaware business trust.

"U.S. Government Securities" has the meaning ascribed thereto by the current Prospectus of the Funds.

"1940 Act" means the Investment Company Act of 1940, as amended.

2.  INVESTMENT POLICIES

Each Fund currently seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. The corresponding Portfolios of Daily Assets Treasury Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Tax-Exempt Fund, respectively, are Treasury Portfolio, Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio. Following is information pertaining to the investment policies of the Portfolios, which supplements the investment policy information contained in the Funds' Prospectuses.

Each Fund has an investment policy that allows it to invest all of its investable assets in its corresponding Portfolio. All other investment policies of each Fund and its corresponding Portfolio are identical. Therefore, although this and the following Sections provide supplemental information regarding the investment policies of the Portfolios (and the responsibilities of the Core Trust Board), they apply equally to the investment policies of the Funds (and the responsibilities of the Board). Information with respect to Daily Assets Treasury Fund for periods prior to December 5, 1995 (for instance, investment advisory fees paid), the date that Fund began investing in Treasury Portfolio, reflects information with respect to the Fund and the Fund's direct investment in securities.

Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

Each Portfolio invests at least 95% of its total assets in securities in the highest rating category (as determined pursuant to Rule 2a-7 under the 1940
Act).

Government Cash Portfolio and Cash Portfolio currently are prohibited from purchasing any security issued by the Federal Home Loan Mortgage Corporation. This does not prohibit the Portfolios from entering into repurchase agreements collateralized with securities issued by the Federal Home Loan Mortgage Corporation.

Except for U.S. Government Securities and to the limited extent otherwise permitted by Rule 2a-7 under the 1940 Act, the Portfolios may not invest more than five percent of their total assets in (i) the securities of any one issuer or (ii) securities that are rated (or are issued by an issuer with comparable outstanding short-term debt that is rated) in the second highest rating category or are unrated and determined by an Adviser to be of comparable quality.

RATINGS AS INVESTMENT CRITERIA

Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and other NRSROs are private services that provide ratings of the credit quality of debt obligations. A description of the higher quality ratings assigned to debt securities by several NRSROs is included in Appendix A to this SAI. The Portfolios use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by a Portfolio, an issue of securities may cease to be rated or its rating may be reduced. A Portfolio's Adviser, and in certain cases the Core Trust Board, will consider such an event in determining whether the Portfolio should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to developments and events, so that an issuer's current financial condition may be better or worse than the rating indicates.

SMALL BUSINESS ADMINISTRATION SECURITIES

Each Portfolio (other than Municipal Cash Portfolio) may purchase securities issued by the Small Business Administration ("SBA"). SBA securities are variable rate securities that carry the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime rate. SBA securities generally have maturities at issue of up to 25 years. No Portfolio may purchase an SBA security if, immediately after the purchase, (i) the Portfolio would have more than 15% of its net assets invested in SBA securities or (ii) either the unamortized premium or unaccreted discount on SBA securities held by the Portfolio divided by the sum of the premium or discount securities' par amount, respectively, would exceed 2.5% (0.025).

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES

The Portfolios (other than Treasury Portfolio) may purchase adjustable rate mortgage backed or other asset backed securities (such as SBA securities) that are U.S. Government Securities. Treasury Cash Portfolio may purchase mortgage backed or asset backed securities that are U.S. Treasury Securities. These types of securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities. Some adjustable rate securities (or the underlying loans) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

Adjustable rate mortgage backed securities ("MBSs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. MBSs represent interests in pools of mortgages made by lenders such as commercial banks, savings associations, mortgage bankers and mortgage brokers and may be issued by governmental or government-related entities or by non-governmental entities such as commercial banks, savings associations, mortgage bankers and other secondary market issuers.

MBSs differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates in that MBSs provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of MBSs are caused by prepayments resulting from the sale of the underlying property or the refinancing or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective maturities of MBSs, and occur more often during periods of declining interest rates.

Although the rate adjustment feature of MBSs may act as a buffer to reduce sharp changes in the value of MBSs, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rate on MBSs may lag behind changes in prevailing market interest rates. Also, some MBSs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security.

During periods of declining interest rates, income to the Portfolios derived from mortgages which are not prepaid will decrease as the coupon rate resets along with the decline in interest rates in contrast to the income on fixed-rate mortgages, which will remain constant. At times, some of the MBSs in which the Portfolios will invest will have higher-than-market interest rates, and will therefore be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the Portfolios to suffer a loss equal to the unamortized premium, if any.

During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Portfolios' investments may lag behind changes in market interest rates. This may result in a slightly lower value until the coupons reset to market rates. Many MBSs in the Portfolios' portfolios will have "caps" that limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and fluctuation in interest rates above these levels could cause these securities to "cap out" and to behave more like fixed-rate debt securities.

The Portfolios may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by MBSs or by pools of conventional mortgages. CMOs are typically structured with a number of classes or series that have different maturities and are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in pre-payments of the obligations comprising the collateral pool.

Since the inception of the mortgage-related pass-through security in 1970, the market for these securities has expanded considerably. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid.

Governmental or private entities may create new types of MBSs in response to changes in the market or changes in government regulation of such securities. As new types of these securities are developed and offered to investors, the Adviser may, consistent with the investment objective and policies of a Portfolio, consider making investments in such new types of securities.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY SECURITIES

Each Portfolio may purchase securities on a when-issued or delayed delivery basis. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transactions as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Failure of an issuer to deliver the security may result in the Portfolio incurring a loss or missing an opportunity to make an alternative investment. When a Portfolio agrees to purchase a security on a when-issued or delayed delivery basis, its custodian will set aside and maintain in a segregated account cash, U.S. Government Securities or other liquid assets with a market value at all times at least equal to the amount of its commitment.

Core Trust's custodian will set aside and maintain in a segregated account cash and securities with a market value at all times equal to the amount of each Portfolio's forward commitment obligations.

ILLIQUID SECURITIES

Each Portfolio may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements not entitling the holder to payment of principal within seven days and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

The Core Trust Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Core Trust Board has delegated the function of making day-to-day determinations of liquidity to the Advisers and, with respect to certain types of restricted securities which may be deemed to be liquid, has adopted guidelines to be followed by the Advisers. The Advisers take into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer; (5) whether the security is registered; and (6) if the security is not traded in the United States, whether it can be freely traded in a liquid foreign securities market. The Advisers monitor the liquidity of the securities in each Portfolio's portfolio and report periodically to the Core Trust Board.

Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated by the Portfolio as illiquid securities if there is no readily available market for the instrument.

REPURCHASE AGREEMENTS AND SECURITIES LENDING

In order to obtain additional income, the Portfolios may from time to time lend securities from their portfolio to brokers, dealers and financial institutions. Securities loans must be callable at any time and must be continuously secured by collateral from the borrower in the form of cash or U.S. Government Securities. The Portfolios receive fees in respect of securities loans from the borrower or interest from investing the cash collateral. The Portfolios may pay fees to arrange the loans. As a fundamental policy, Treasury Portfolio, and as a nonfundamental policy, the other Portfolios, may not lend portfolio securities in an amount greater than 33 1/3% of the value of their total assets.

In connection with entering into repurchase agreements and securities loans, the Portfolios require continual maintenance by Core Trust's custodian of the market value of the underlying collateral in amounts equal to, or in excess of, the repurchase price plus the transaction costs (including loss of interest) that the Portfolios could expect to incur upon liquidation of the collateral if the counterparty defaults. The Portfolios' use of securities lending entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Portfolio might suffer a loss. Failure by the other party to deliver a security purchased by a Portfolio may result in a missed opportunity to make an alternative investment. The Adviser monitors the creditworthiness of counterparties to these transactions under the Core Trust Board's general supervision and pursuant to specific Core Trust Board adopted procedures and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks.

VARIABLE AND FLOATING RATE SECURITIES

The yield of variable and floating rate securities varies in relation to changes in specific money market rates, such as the Prime Rate. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. Accordingly, as interest rates increase or decrease, the capital appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Portfolios invest in long-term variable or floating rate securities, the Adviser believes that the Portfolios may be able to take advantage of the higher yield that is usually paid on long-term securities.

Cash Portfolio also may purchase variable and floating rate master notes of corporations, which are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations.
To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

INVESTMENT COMPANY SECURITIES

In connection with managing their cash positions, the Portfolios may invest in the securities of other investment companies within the limits proscribed by the 1940 Act. Under normal circumstances, each Portfolio intends to invest less than 5% of the value of its net assets in the securities of other investment companies. In addition to a Portfolio's expenses (including the various fees), as a shareholder in another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses (including fees).

ZERO-COUPON SECURITIES.

Treasury Portfolio may invest in zero-coupon securities such as Treasury bills and separately traded principal and interest components of Treasury Securities issued or guaranteed under the U.S. Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. These securities are sold at original issue discount and pay no interest to holders prior to maturity. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolios may invest. All zero-coupon securities in which the Portfolio invests will have a maturity of less than 13 months.

3.  INVESTMENT LIMITATIONS

Fundamental investment limitations of a Fund or of a Portfolio cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding interests of the respective Fund or Portfolio or (ii) 67% of the shares of the Fund or Portfolio present or represented at a shareholders or interestholders meeting at which the holders of more than 50% of the outstanding interests of the Fund or Portfolio are present or represented.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Portfolio's assets, the change in status of a security or purchases and redemptions of shares will not be considered a violation of the limitation.

Each Fund has adopted the same fundamental and nonfundamental investment limitations as its corresponding Portfolio. In addition, the Portfolios and the Funds have adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental), the Portfolio or Fund, as applicable, may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund or Portfolio, as applicable.

DAILY ASSETS TREASURY FUND/TREASURY PORTFOLIO

Treasury Portfolio has adopted the following fundamental investment limitations which are in addition to those contained in the Prospectuses of Daily Assets Treasury Fund and which may not be changed without shareholder approval. The Portfolio may not:

(1) With respect to 75% of its assets, purchase securities, other than U.S. Government Securities, of any one issuer if more than 5% of the value of the Portfolio's total assets would at the time of purchase be invested in any one issuer.

(2) Purchase securities, other than U.S. Government Securities, if more than 25% of the value of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activity in the same industry, provided that consumer finance companies and industrial finance companies are considered to be separate industries and that there is no limit on the purchase of the securities of domestic commercial banks.

(3) Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(4) Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(6) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests). Total borrowings may not exceed 33 1/3% of the Portfolio's total assets and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of each the Portfolio's total assets. Outstanding borrowings in excess of 5% of the value of the Portfolio's total assets must be repaid before any subsequent investments are made by the Portfolio.

(7) Issue senior securities except pursuant to Section 18 of the 1940 Act and except that the Portfolio may borrow money subject to investment limitations specified in the Portfolio's Prospectus.

(8) Make loans, except that the Portfolio may (i) purchase debt securities which are otherwise permissible investments, (ii) enter into repurchase agreements and (iii) lend portfolio securities.

(9) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate.)

(10) Pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness. Collateralized loans of securities are not deemed to be pledges or hypothecations for this purpose.

(11) Write put and call options.

(12) Invest for the purpose of exercising control over any person.

(13) Purchase restricted securities.

Daily Assets Treasury Portfolio has adopted the following nonfundamental investment limitations that may be changed by the Core Trust Board without shareholder approval. The Portfolio may not:

(a) Purchase securities having voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

(b) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(c) Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors, unless guaranteed as to principal and interest by an issuer in whose securities the Portfolio could invest.

(d) Invest in or hold securities of any issuer if officers and Trustees of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

(e) Invest in interests in oil or gas or interests in other mineral exploration or development programs.

Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio have adopted the following fundamental investment limitations which are in addition to those contained in the Prospectuses offering Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund and Daily Assets Tax-Exempt Fund and which may not be changed without shareholder approval. No Portfolio may:

(1) With respect to 75% of its assets, purchase a security other than a U.S. Government Security (or, in the case of Municipal cash Portfolio, other than a security of an investment company) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer.

(2) Purchase securities if, immediately after the purchase, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in U.S. Government Securities.

(3) Underwrite securities of other issuers, except to the extent that the Portfolio may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

(4) Purchase or sell real estate or any interest therein, except that the Portfolio may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5) Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

(6) Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Portfolio's total assets.

(7) Issue senior securities except as appropriate to evidence indebtedness that the Portfolio is permitted to incur, and provided that the Portfolio may issue shares of additional series or classes that the Trustees may establish.

(8) Make loans except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

(9) With respect to Government Cash Portfolio, purchase or hold any security that (i) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets and (ii) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Portfolio not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

For purposes of limitation (2): (i) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (ii) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

Treasury Cash Portfolio, Government Cash Portfolio, Cash Portfolio and Municipal Cash Portfolio have adopted the following nonfundamental investment limitations that may be changed by the Core Trust Board without shareholder approval. Each Portfolio may not:

(a) With respect to 100% of its assets, purchase a security other than a U.S. Government Security if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, unless the investment is permitted by Rule 2a-7 under the 1940 Act.

(b) Purchase securities for investment while any borrowing equaling 5% or more of the Portfolio's total assets is outstanding; and if at any time the Portfolio's borrowings exceed the Portfolio's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Portfolio's total assets.

(c) Purchase securities that have voting rights, except the Portfolio may invest in securities of other investment companies to the extent permitted by the 1940 Act.

(d) Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

(e) Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors (unless guaranteed as to principal and interest by an issuer in whose securities the Portfolio could invest), if as a result, more than 5% of the value of the Portfolio's total assets would be so invested.

(f) Invest in oil, gas or other mineral exploration or development programs, or leases, or in real estate limited partnerships; provided that the Portfolio may invest in securities issued by companies engaged in such activities.

(g) Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

4.  INVESTMENTS BY FINANCIAL INSTITUTIONS

INVESTMENT BY SHAREHOLDERS THAT ARE BANKS - DAILY ASSETS GOVERNMENT FUND

Government Cash Portfolio invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Portfolio's portfolio will be modified accordingly, including by disposing of portfolio securities or other instruments that no longer qualify under the Guidelines. In addition, the Portfolio does not intend to hold in its portfolio any securities or instruments that would be subject to restriction as to amount held by a National bank under Title 12, Section 24 (Seventh) of the United States Code. If the Portfolio's portfolio includes any instruments that would be subject to a restriction as to amount held by a National bank, investment in the Portfolio may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Portfolio shares should qualify for a 20% risk weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a fund may be assigned to the 100% risk-weight category if it is determined that the fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Portfolio. Their are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Portfolio shares will be evaluated by bank examiners.

Before acquiring Fund shares, prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund Shares is permissible and in compliance with any applicable investment or other limits.

Fund Shares held by National banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares, and thereafter may be required to review its investment in a Fund for the purpose of verifying compliance with applicable Federal banking laws, regulations and policies.

National banks generally must review their holdings of shares of a Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, the Portfolios will make available to the Funds investors information relating to the size and composition of their portfolio for the purpose of providing Fund shareholders with this information.

INVESTMENT BY SHAREHOLDERS THAT ARE CREDIT UNIONS - DAILY ASSETS GOVERNMENT FUND AND DAILY ASSETS TREASURY OBLIGATIONS FUND

Treasury Cash Portfolio and Government Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C.
Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Portfolios limit their investments to U.S. Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by U.S. Government Securities. Certain U.S. Government Securities owned by a Portfolio may be mortgage or asset backed, but, except to reduce interest rate risk, no such security will be (i) a stripped mortgage backed security ("SMBS"),
(ii) a collateralized mortgage obligation ("CMO") or real estate mortgage investment conduit ("REMIC") that meets any of the tests outlined in 12 C.F.R.
Section 703.5(g) or (iii) a residual interest in a CMO or REMIC. In order to reduce interest rate risk, the Portfolios may purchase a SMBS, CMO, REMIC or residual interest in a CMO or REMIC but only in accordance with 12 C.F.R.
Section 703.5(i). Treasury Cash Portfolio and Government Cash Portfolio have no current intention to make any such investment. The Portfolios also may invest in reverse repurchase agreements in accordance with 12 C.F.R. 703.4(e) to the extent otherwise permitted hereunder and in the Prospectus.

INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - DAILY ASSETS TREASURY OBLIGATIONS FUND AND DAILY ASSETS GOVERNMENT PORTFOLIO

Treasury Cash Portfolio and Government Cash Portfolio limit their investments to investments that are legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C. Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended. In addition, the Portfolios limit their investments to investments that are permissible for an open-end investment company to hold and would permit shares of the investment company to qualify as liquid assets under 12 C.F.R. Section 566.1(g) and as short-term liquid assets under 12 C.F.R. Section 566.1(h). These policies may be amended only by approval of a Portfolio's or Fund's shareholders, as applicable.

5.  PERFORMANCE DATA

For a listing of certain performance data as of August 31, 1997, see Appendix B.

YIELD INFORMATION

Each Fund may provide current annualized and effective annualized yield quotations for each class based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by a Fund is historical and is not intended to indicate future returns.

In performance advertising the Funds may compare any of their performance information with data published by independent evaluators such as Morningstar, Lipper Analytical Services, Inc., IBC/Donoghue, Inc. or CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare any of their performance information with the performance of recognized stock, bond and other indices. The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

Any current yield quotation of a class of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven-calendar-day period and shall be calculated by dividing the net change during the seven-day period in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period, and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective annualized yield quotation used by a Fund shall be calculated by compounding the current yield quotation for such period by adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

Although published yield information is useful to investors in reviewing a class' performance, investors should be aware that each Fund's yield fluctuates from day to day and that the class' yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Also, Participating Organizations (as that term is used in the Prospectus) may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the class' net yield to those shareholders. The yields of a class are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate directly to compare a Fund's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining a class' yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Fund's financial statements.

OTHER PERFORMANCE AND SALES LITERATURE MATTERS

Total returns quoted in sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions. Average annual returns generally are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods according to the following formula:

          n
    P(1+T)  = ERV

    Where:
         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.

OTHER ADVERTISING MATTERS

The Funds may advertise other forms of performance. For example, average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of the se factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

A Fund may also include various information in its advertisements. Information included in the Fund's advertisements may include, but is not limited to: (i) the Fund's (or the Fund's corresponding Portfolios) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument or by maturity, (ii) descriptions of the portfolio managers of the Fund or the Fund's corresponding Portfolio and the portfolio management staff of Linden or Forum Advisors or summaries of the views of the portfolio managers with respect to the financial markets, (iii) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period, (iv) the effects of earning Federally and, if applicable, state tax-exempt income from the Fund or investing in a tax-deferred account, such as an individual retirement account and (v) the net asset value, net assets or number of shareholders of a Fund as of one or more dates.

In connection with its advertisements a Fund may provide "shareholders' letters" which serve to provide shareholders or investors an introduction into the Fund's, the Portfolio's, the Trust's, the Core Trust's or any of the Trust's or the Core Trust's service providers' policies or business practices.

6.  MANAGEMENT

TRUSTEES AND OFFICERS OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer,* Chairman and President (age 54)

    President and Director, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, LLC (a mutual fund administrator), Forum Financial Corp. (a registered transfer agent) and Forum Advisors, Inc. (a registered investment adviser). Mr. Keffer is a Trustee and/or officer of various registered investment companies for which Forum Administrative Services, LLC serves as manager or administrator and for which Forum Financial Services, Inc. serves as distributor. His address is Two Portland Square, Portland, Maine 04101.

Costas Azariadis, Trustee (age 53)

    Professor of Economics, University of California, Los Angeles, since July 1992. Prior thereto, Dr. Azariadis was Professor of Economics at the University of Pennsylvania. His address is Department of Economics, University of California, Los Angeles, 405 Hilgard Avenue, Los Angeles, California 90024.

James C. Cheng, Trustee (age 54)

    President of Technology Marketing Associates (a marketing consulting company) since September 1991. Prior thereto, Mr. Cheng was President and Chief Executive Officer of Network Dynamics, Incorporated (a software development company). His address is 27 Temple Street, Belmont, Massachusetts 02178.

J. Michael Parish, Trustee (age 53)

    Partner at the law firm of Winthrop Stimson Putnam & Roberts since 1989. Prior thereto, he was a partner at LeBoeuf, Lamb, Leiby & MacRae, a law firm of which he was a member from 1974 to 1989. His address is 40 Wall Street, New York, New York 10005.

Mark D. Kaplan, Vice President, Assistant Treasurer and Assistant Secretary (age
41)

    Managing Director at Forum Financial Services, Inc. since September 1995. Prior thereto, Mr. Kaplan was Managing Director and Director of Research at H.M. Payson & Co. His address is Two Portland Square, Portland, Maine 04101.

Robert Campbell, Treasurer (age 36)

    Director of Fund Accounting, Forum Accounting Services, LLC., with which he has been associated since April 1997. Prior thereto, Mr. Campbell was the Vice President of Domestic Operations for State Street Fund Services in Toronto, Ontario, and prior to that, Mr. Campbell served as Assistant Vice President/Fund Manager of Mutual Fund, State Street Bank & Trust in Boston, Massachusetts. Mr. Campbell is also treasurer of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Secretary (age 35)

    General Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Prior thereto, Mr. Goldstein was associated with the law firm of Kirkpatrick & Lockhart LLP. Mr. Goldstein is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Max Berueffy, Assistant Secretary (age 44)

    Counsel, Forum Financial Services, Inc., with which he has been associated since 1994. Prior thereto, Mr. Berueffy was on the staff of the U.S. Securities and Exchange Commission for seven years, first in the appellate branch of the Office of the General Counsel, then as a counsel to Commissioner Grundfest and finally as a senior special counsel in the Division of Investment Management. Mr. Berueffy is also Secretary or Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Cheryl O. Tumlin, Assistant Secretary (age 31)

    Assistant Counsel, Forum Financial Services, Inc., with which she has been associated since July 1996. Prior thereto, Ms. Tumlin was on the staff of the U.S. Securities and Exchange Commission as an attorney in the Division of Market Regulation and prior thereto Ms. Tumlin was an associate with the law firm of Robinson Silverman Pearce Aronsohn & Berman in New York, New York. Ms. Tumlin is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

M. Paige Turney, Assistant Secretary (age 28).

    Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1995. Ms. Turney was employed from 1992 as a Senior Fund Accountant with First Data Corporation in Boston, Massachusetts. Prior thereto she was a student at Montana State University. Ms. Turney is also Assistant Secretary of various registered investment companies for which Forum Administrative Services, LLC or Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEES AND OFFICERS OF CORE TRUST

The Trustees and officers of Core Trust and their principal occupations during the past five years are set forth below. Each of the Trustees of the Trust is also a Trustee of Core Trust and several officers of the Trust serve as officers of Core Trust . Each Trustee who is an "interested person" (as defined by the 1940 Act) of Core Trust is indicated by an asterisk. Accordingly, for background information pertaining to the Trustees and these officers, see "Trustees and Officers of the Trust" above.

John Y. Keffer,* Chairman and President.

Costas Azariadis, Trustee.

James C. Cheng, Trustee.

J. Michael Parish, Trustee.

Robert Campbell, Treasurer

David I. Goldstein, Secretary

Sara M. Clark, Vice President, Assistant Secretary and Assistant Treasurer (age
33).

    Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

Thomas G. Sheehan, Vice President and Assistant Secretary (age 42)

    Counsel, Forum Financial Services, Inc. since October, 1993. Prior thereto, Mr. Sheehan was a Special Counsel in the Division of Investment Management of the U.S. Securities and Exchange Commission in Washington, D.C. His address is Two Portland Square, Portland, Maine 04101.

Renee A. Walker, Assistant Secretary (age 26).

    Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, Ms. Walker was an administrator at Longwood Partners (the manager of a hedge fund partnership) for a year. After graduating from college, from 1991 to 1993 Ms. Walker was a sales representative assistant at PaineWebber Incorporated (a broker-dealer).
    Her address is Two Portland Square, Portland, Maine 04101.

TRUSTEE COMPENSATION

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each committee meeting attended on a date when a Board meeting is not held. As of March 31, 1997, in addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. No officer of the Trust is compensated by the Trust.

The following table provides the aggregate compensation paid to each Trustee. The Trust has not adopted any form of retirement plan covering Trustees or officers. Information is presented for the period April 1, 1997 through August 31, 1997.

                                     Accrued         Annual
                      Aggregate      Pension      Benefits Upon     Total
    Trustee         Compensation     Benefits      Retirement    Compensation
    -------         ------------     --------     -------------  ------------
    Mr. Keffer          None           None           None           None
    Mr. Azariadis      $1,000          None           None          $1,000
    Mr. Cheng          $1,000          None           None          $1,000
    Mr. Parish         $1,000          None           None          $1,000

Each of the Trustees of the Trust is also a Trustee of Core Trust. Each Trustee of Core Trust (other than John Y. Keffer, who is an interested person of Core Trust) is paid $1,000 for each Core Trust Board meeting attended (whether in person or by electronic communication) plus $100 per active portfolio of Core Trust and is paid $1,000 for each committee meeting attended on a date when a Core Trust Board meeting is not held. To the extent a meeting relates to only certain portfolios of Core Trust, trustees are paid the $100 fee only with respect to those portfolios. Core Trust trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Core Trust Board.
For the fiscal year of the Portfolios ended August 31, 1997, each Core Trust trustee received fees totalling $2,238.

INVESTMENT ADVISERS

Forum Advisors, Inc., Treasury Portfolio's and Municipal Cash Portfolio's investment adviser and Linden Asset Management, Inc., Treasury Cash Portfolio's, Government Cash Portfolio's and Cash Portfolio's investment adviser, each furnishes to the Portfolio(s) which it advises at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting portfolio transactions for the Portfolio, pursuant to an investment advisory agreement between the Adviser and Core Trust (an "Advisory Agreement"). Each Advisory Agreement provides, with respect to the Portfolio, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the Advisory Agreement is specifically approved at least annually by the Core Trust Board or by vote of the shareholders of the Portfolio, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

Table 1 in Appendix C shows the dollar amount of fees paid under the Investment Advisory Agreement between Core Trust and the applicable Adviser with respect to each Portfolio or, prior to Daily Assets Treasury Fund investing in Treasury Portfolio, the dollar amount of fees paid under the Investment Advisory Agreement between the Trust and Forum Advisors with respect to the Fund. This information is provided for the past three years (or shorter time a Portfolio has been operational).

Each Advisory Agreement is terminable without penalty by Core Trust with respect to the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Core Trust Board, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the Portfolio, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement. The Advisory Agreement provides that the Adviser may render services to others.

In addition to receiving an advisory fee from a Portfolio it advises, an Adviser may also act and be compensated as investment manager for its clients with respect to assets which are invested in the Portfolio. In some instances the Adviser may elect to credit against any investment management fee received from a client who is also a shareholder in the Portfolio an amount equal to all or a portion of the fees received by the Adviser or any affiliate of the Adviser from the Portfolio with respect to the client's assets invested in the Portfolio.

Each Adviser has agreed, with respect to each portfolio(s) it manages, to reimburse Core Trust for certain of the Portfolio's operating expenses (exclusive of interest, taxes, brokerage, fees and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Portfolio's shares are qualified for sale.

Subject to the above obligations to reimburse Core Trust for its excess expenses, Core Trust and the Trust have confirmed their respective obligations to pay all their other expenses, including: interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; costs of forming the corporation and maintaining corporate existence; costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio and fund accounting and other required books and accounts and of calculating the net asset value of shares of Core Trust and the Trust; costs of reproduction, stationery and supplies; compensation of Trustees, officers and employees of Core and costs of other personnel performing services for Core Trust and the Trust who are not officers of an Adviser, the manager and distributor or their respective affiliates; costs of corporate meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; and fees payable to the Adviser under the Investment Advisory Agreement.

INVESTMENT SUBADVISERS. Linden serves as an investment subadviser to Treasury Portfolio under an Investment Subadvisory Agreement with Forum Advisors and Core Trust. Forum Advisors serves as an investment advisor to Government Cash Portfolio, Cash Portfolio under an Investment Subadvisory Agreement with Linden and Core Trust. Pursuant to each Investment Subadvisory Agreement, from time to time the Subadviser provides the Adviser with assistance regarding certain of the Adviser's responsibilities to the Portfolio, including management of all or part of the Portfolio's investment portfolios. Each Investment Subadvisory Agreement will remain in effect for a period of 24 months and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Core Trust Board or by vote of the Portfolio's shareholders, and in either case, by a majority of the Trustees of Core Trust who are not parties to the Investment Subadvisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Investment Subadvisory Agreement. To the extent and for the period of time the Adviser has delegated its responsibilities to the Subadviser, the Adviser pays the advisory fee for such period to the Subadviser.

Each Investment Subadvisory Agreement is terminable with respect to the Portfolio without penalty by Core Trust on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by vote of a majority of the Core Trust Board, or by the Subadviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Investment Subadvisory Agreement also provides that, with respect to the Portfolio, the Subadviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of the Subadvisers' duties or by reason of reckless disregard of the Subadvisers' obligations and duties under the Investment Subadvisory Agreement.

INVESTMENT ADVISORY SERVICES TO THE FUNDS. The Trust has retained Forum Advisors as investment adviser to the Funds under arrangements and an agreement substantially similar to the arrangements and agreement described above with respect to the Portfolios and Forum Advisors. Forum's fee from each Fund is 0.05% of the Fund's average annual daily net assets; however, no fee is payable for investment advisory services under these agreements as long as a Fund is invested in its corresponding Portfolio or a similar investment.

ADMINISTRATION

Table 2 in Appendix C shows the dollar amount of fees paid for administrative services by the Funds and the Portfolios. This information is provided for the past three years (or shorter time a Portfolio has been operational).

THE TRUST. Pursuant to an administration agreement (the "Trust Administration Agreement"), FAS supervises the overall management of the Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the transfer agent and custodian and arranging for maintenance of books and records of the Trust) and provides the Trust with general office facilities. The Trust Administration Agreement may be terminated by either party without penalty on 60 days' written notice and may not be assigned except upon written consent by both parties. The Trust Administration Agreement also provides that FAS shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAS's duties or by reason of reckless disregard of its obligations and duties under the Trust Administration Agreement. Prior to June 19, 1997, FFSI provided administration services to the Trust.

FAS provides persons satisfactory to the Board to serve as officers of the Trust. Those officers, as well as certain other employees and Trustees of the Trust, may be Trustees, officers or employees of (and persons providing services to the Trust may include) FAS, FFSI, their affiliates or affiliates of Forum Advisors.

CORE TRUST. Pursuant to a management agreement with Core Trust (the "Core Trust Management Agreement"), FAS supervises the overall management of Core Trust (which includes, among other responsibilities, negotiation of contracts and fees with, and monitoring of performance and billing of, the custodian and arranging for maintenance of books and records of Core Trust) and provides Core Trust with general office facilities. The Core Trust Management Agreement provides, with respect to the Portfolios, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the agreement is specifically approved at least annually by the Core Trust Board or by the shareholders of the Portfolios, and in either case by a majority of the Trustees who are not parties to the Core Trust Management Agreement or interested persons of any such party. Prior to November 15, 1997, FFSI provided administration services to Core Trust.

The Core Trust Management Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to the Portfolio by vote of a Portfolio's shareholders or by either party on 60 days' written notice. The Core Trust Management Agreement also provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of Core Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's duties or by reason of reckless disregard of its obligations and duties under the Core Trust Management Agreement.

Athe request of the Core Trust Board, FAS provides persons satisfactory to the Core Trust Board to serve as officers of Core Trust.

DISTRIBUTION

FFSI was incorporated under the laws of the State of Delaware on February 7, 1986 and serves as distributor of shares of the Portfolio pursuant to a Distribution Agreement between FFSI and the Trust (the "Trust Distribution Agreement"). The Trust Distribution Agreement provides, with respect to each Fund, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided the Trust Distribution Agreement is specifically approved at least annually by the Board or by the shareholders of the Fund, and in either case by a majority of the Trustees who are not parties to the Trust Distribution Agreement or interested persons of any such party.

The Trust Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty with respect to each Fund by vote of the Fund's shareholders or by either party on 60 days' written notice. The Trust Distribution Agreement also provides that FFSI shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of services to the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FFSI's duties or by reason of reckless disregard of its obligations and duties under the Trust Distribution Agreement.

With respect to any class that has adopted a distribution plan, the Trust Distribution Agreement is also terminable upon similar notice by a majority of the Trustees who (i) are not interested persons of the Trust and (ii) have no direct or indirect financial interest in the operation of that distribution plan or in the Trust Distribution Agreement ("Qualified Trustees").

FFSI acts as sole placement agent for interests in the Portfolios and receives no compensation for those services from the portfolios.

INVESTOR CLASS DISTRIBUTION PLAN. In accordance with Rule 12b-1 under the 1940 Act, with respect to the Investor Class of each Fund, the Trust adopted a distribution plan (the "Investor Class Plan") which provides for the payment to Forum of a Rule 12b-1 fee at the annual rate of 0.15% of the average daily net assets of the Investor class of each Fund as compensation for Forum's services as distributor.

The Investor Class Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Investor Class Plan (as well as the Distribution Agreement) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review, written reports setting forth all amounts expended under the Investor Class Plan and identifying the activities for which those expenditures were made.

The Investor Class Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Qualified Trustees. The Investor Class Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Investor Class Plan without shareholder approval and that other material amendments of the Investor Class Plan must be approved by the Qualified Trustees. The Investor Class Plan may be terminated at any time by the Board, by a majority of the Qualified Trustees, or by a Fund's Investor class shareholders.

Table 3 in Appendix C shows the dollar amount of fees payable under the Investor Class Plan with respect to each Fund. This information is provided for the past three years (or shorter time a Fund has been operational).

TRANSFER AGENT

Forum Financial Corp. ("FFC") acts as transfer agent of the Trust pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agency Agreement provides, with respect to the Funds, for an initial term of one year from its effective date and for its continuance in effect for successive twelve-month periods thereafter, provided that the Transfer Agency Agreement is specifically approved at least annually by the Board or by a vote of the shareholders of each Fund, and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Transfer Agency Agreement.

Among the responsibilities of FFC as transfer agent for the Trust are: (1) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of each Fund may be effected and certain other matters pertaining to each Fund; (2) assisting shareholders in initiating and changing account designations and addresses; (3) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, assisting in processing purchase and redemption transactions and receiving wired funds; (4) transmitting and receiving funds in connection with customer orders to purchase or redeem shares; (5) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (6) furnishing periodic statements and confirmations of purchases and redemptions; (7) arranging for the transmission of proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (8) arranging for the receipt, tabulation and transmission to the Trust of proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (9) providing such other related services as the Trust or a shareholder may reasonably request.

FFC or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in that Fund. FFC or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. FFC, FAS or sub-transfer agents or processing agents retained by the FFC may be Processing Organizations (as defined in the Prospectus) and, in the case of sub-transfer agents or processing agents, may also be affiliated persons of FFC or FAS.

For its services under the Transfer Agency Agreement, FFC receives an annual fee from each Fund of (i) 0.02% of each Fund's average daily net assets attributable to institutional Shares and 0.25% of each Fund's average daily net assets attributable to Institutional Service Shares and Investor Shares (computed and paid monthly in arrears by the Fund), (ii) $12,000 per year (computed and paid monthly in arrears by the Fund) and (iii) Annual Shareholder Account Fees of $125 per shareholder account in Institutional Shares and $18.00 per shareholder account in Institutional Service Shares and Investor Shares (computed as of the last business day of the prior month).

Table 4 in Appendix C shows the dollar amount of fees paid for transfer agency services by the Funds. This information is provided for the past three years (or shorter time a Fund has been operational).

SHAREHOLDER SERVICE PLAN AND AGREEMENTS

The Trust has adopted a shareholder service plan ("Shareholder Service Plan") with respect to the Institutional Service class and the Investor class of each Fund which provides that Forum may obtain the services of financial institutions to act as shareholder servicing agents for their customers invested in those classes. The Shareholder Service Plan was effective on November 15, 1997 for the Institutional Service class of those Funds then operating.

The Shareholder Service Plan provides that all written agreements relating to that plan must be approved by the Board, including a majority of the Qualified Trustees. In addition, the Shareholder Service Plan (as well as the various shareholder service agreements) requires the Trust and Forum to prepare and submit to the Board, at least quarterly, and the Board will review written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made.

The Shareholder Service Plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board. The Shareholder Service Plan further provides material amendments of the plan must be approved by the Qualified Trustees. The Shareholder Service Plan may be terminated at any time by the Board or by a majority of the Qualified Trustees.

The Trust may enter into shareholder servicing agreements with various Shareholder Servicing Agents pursuant to which those agents, as agent for their customers, may agree among other things to: (i) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services;
(ii) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (iii) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (iv) arrange for the wiring of funds; (v) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts;
(vi) integrate periodic statements with other shareholder transactions; and
(vii) provide such other related services as the shareholder may request.

As Participating Organizations, some Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of the Trust's Prospectus, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some Shareholder Servicing Agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These Shareholder Servicing Agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 4 in Appendix C shows the dollar amount of fees payable under the Shareholder Service Plan with respect to Institutional Service Shares and Investor Shares of each Fund.

FUND ACCOUNTING

Pursuant to a Fund Accounting Agreement, Forum Accounting Services, LLC. provides the Funds with accounting services, including the calculation of the Fund's net asset value. For these services, Forum Accounting Services, LLC. receives an annual fee ranging from $12,000 to $36,000 depending upon the number of securities in which the Fund invests and the number of classes in the Fund. Pursuant to a Fund Accounting Agreement with Core Trust, Forum Accounting Services, LLC. also provides portfolio accounting services to each Portfolio, including the calculation of each Portfolio's net asset value. For these services, Forum Accounting Services, LLC. receives an annual fee of $48,000 per year plus surcharges depending upon the amount and type of the Fund's portfolio transactions and positions. The Fee for Treasury Cash Portfolio, Government Cash Portfolo and Cash Portfolio is the lesser of 0.05% of the average daily net assets of the Portfolios or $48,000 plus, for each investor in a Portfolio above one (excluding FFSI and its affiliates), $6,000 per year.

Forum Accounting Services, LLC   is required to use its best judgment and
efforts in rendering fund accounting services and is not be liable to Core Trust for any action or inaction in the absence of bad faith, willful misconduct or
gross negligence.  Forum Accounting Services, LLC   is not responsible or liable
for any failure or delay in performance of its fund accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and Core Trust has agreed to indemnify and hold harmless Forum Accounting Services, LLC , its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting Services, LLC 's actions taken or failures to act with respect to a Portfolio or based, if applicable, upon information, instructions or requests with respect to a Portfolio given or made to Forum Accounting Services, LLC by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting Services, LLC's actions taken or failures to act in cases of Forum Accounting Services, LLC 's own bad faith, willful misconduct or gross negligence.

Table 6 in Appendix C shows the dollar amount of fees paid for accounting services by the Funds and the Portfolios. This information is provided for the past three years (or shorter time a Fund or Portfolio has been operational).

7.  DETERMINATION OF NET ASSET VALUE

The Fund does not determine net asset value on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions are effected at the time of the next determination of net asset value following the receipt of any purchase or redemption order.

Pursuant to the rules of the SEC, both the Board and the Core Trust Board have established procedures to stabilize each Fund's and each Portfolio's, as applicable, net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of net asset value per share as a result of fluctuating interest rates, based on available market rates, from each Fund's and Portfolio's, as applicable, $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board and the Core Trust Board, respectively, will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.

In determining the approximate market value of portfolio investments, the Portfolios may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

Each investor in a Portfolio, including the Funds, may add to or reduce its investment in that Portfolio on each business day of the Portfolios (which corresponds to Fund Business Days). The Portfolios maintain the same Business Days as do the Funds. As of the close of regular trading on any Fund Business Day, the value of a Fund's beneficial interest in a Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of the close of the Fund Business Day, are then effected. The Fund's percentage of the aggregate beneficial interests in the Portfolio are then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of the Fund's investment in the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the Fund's investment in the Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of the Fund Business Day plus or minus, as the case may be, the amount of net additions to or reductions from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage determined is then applied to determine the value of the Fund's interest in the Portfolio as of the close of the next Fund Business Day.

8.  PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolio usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities.
There usually are no brokerage commissions paid for such purchases. Although Core Trust does not anticipate that the Portfolio will pay any amounts of commission, in the event the Portfolio pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Portfolio that it would otherwise be obligated to pay itself. Any transaction for which the Portfolio pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Portfolio by the broker-dealer effecting the transaction. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

Since each Fund's and Portfolio's inception, no brokerage fees were paid by any Fund (during those periods of the Funds invested directly in securities), nor any Portfolio.

Allocations of transactions to dealers and the frequency of transactions are determined for each Portfolio by the Advisers in their best judgment and in a manner deemed to be in the best interest of shareholders of that Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by an Adviser or their respective affiliates. If, however, a Portfolio and other investment companies or accounts managed by an Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other investment companies managed by an Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

No portfolio transactions are executed with Forum Advisors, Linden or any of their affiliates.

9.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds are sold on a continuous basis by the distributor without any sales charge.

In addition to the situations described in the Prospectus under "Purchases and Redemptions of Shares," the Trust may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus from time to time.

The Trust has filed a formal election with the SEC pursuant to which the Funds will only effect a redemption in portfolio securities in kind if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

The Funds may wire proceeds of redemptions to shareholders that have elected wire redemption privileges only if the wired amount is greater than $5,000. In addition, the Funds will only wire redemption proceeds to financial institutions located in the United States.

By use of the telephone redemption or exchange privilege, the shareholder authorizes the Transfer Agent to act upon the instruction of any person representing himself to either be, or to have the authority to act on behalf of, the investor and believed by the Transfer Agent to be genuine. The records of the Transfer Agent of such instructions are binding.

The Transfer Agent will deem a shareholder's account "lost" if correspondence to the shareholder's address of record is returned for six months, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGE

The exchange privilege permits shareholders of the Funds to exchange their shares for shares of any Participating Fund, which includes (i) the other Funds and (ii) any other mutual fund for which Forum or its affiliates act as investment adviser, manager or distributor and which participates in the Trust's exchange privilege program.

Exchange transactions are made on the basis of relative net asset values per share at the time of the exchange transaction plus any applicable sales charge of the Participating Fund whose shares are acquired. Exchanges are accomplished by (i) a redemption of the shares of the Fund exchanged at the next determination of that Fund's net asset value after the exchange order in proper form (including any necessary supporting documents required by the Fund whose shares are being exchanged) is accepted by the Transfer Agent and (ii) a purchase of the shares of the fund acquired at the next determination of that fund's net asset value after (or occurring simultaneously with) the time of redemption.

Shares of any Participating Fund may be exchanged without a sales charge for shares of any Participating Fund that are offered without a sales charge. If the Participating Fund whose shares are purchased in the exchange transaction imposes a higher sales charge the shareholder will be required to pay the sales charge on the purchased shares. Shareholders are entitled to any reduced sales charges of the Participating Fund into which they are exchanging to the extent those reduced sales charges would be applicable to that shareholder's purchase of shares.

The Funds do not charge for the exchange privilege and there is currently no limit on the number of exchanges a shareholder may make, but each Fund reserves the right to limit excessive exchanges by any shareholder. A pattern of frequent exchanges may be deemed by the Transfer Agent to be contrary to the best interests of the Fund's other shareholders and, at the discretion of the Transfer Agent, may be limited by that Fund's refusal to accept additional exchanges from the investor.

The terms of the exchange privilege are subject to change, and the privilege may be terminated by any Participating Fund or the Trust. However the privilege will not be terminated, and no material change that restricts the availability of the privilege to shareholders will be implemented, without 60 days' advance notice to shareholders. No notice need be given of an amendment whose only material effect is to reduce amount of sales charge required to be paid on the exchange and no notice need be given if redemptions of shares of a Fund are suspended or a Fund temporarily delays or ceases the sale of its shares.

INDIVIDUAL RETIREMENT CUSTODIAL ACCOUNT

The Funds (other than Daily Assets Tax-Exempt Fund) offer an individual retirement plan (the "IRA") for individuals who wish to use shares of a Fund as a medium for funding individual retirement savings. Under the IRA, distributions of net investment income and capital gain will be automatically reinvested in the IRA established for the investor. The Funds' custodian furnishes custodial services to the IRAs for a service fee. Shareholders wishing to invest in a Fund through an IRA should contact the Transfer Agent for further information.

10. TAXATION

Qualification as a regulated investment company under the Internal Revenue Code of 1986 does not involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Funds must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to Federal income taxes on dividends and distributions by each Fund and assume that the Funds qualify as regulated investment companies. Investors should consult their own counsel for further details and for the application of state and local tax laws to the investor's particular situation.

The Funds expect to derive substantially all of their gross income (exclusive of capital gain) from sources other than dividends. Accordingly, it is expected that none of the Funds' dividends or distributions will qualify for the dividends-received deduction for corporations.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term capital loss to the extent of any long-term capital gain distribution received on those shares.

Any capital gain distribution received by a shareholder reduces the net asset value of his shares by the amount of the distribution. To the extent that capital gain was accrued by a Fund before the shareholder purchased his shares, the distribution would be in effect a return of capital to that shareholder. All capital gain distributions, including those that operate as a return of capital, are taxable to the shareholder receiving them as described above regardless of the length of time he may have held his shares prior to the distribution.

11. OTHER INFORMATION

CUSTODIAN

Pursuant to a Custodian Agreement with Core Trust, The First National Bank of Boston, 100 Federal Street, Boston, Massachusetts 02106, acts as the custodian of Treasury Portfoio's and Municipal Cash Portfolio's assets. Pursuant to a Custodian Agreement with Core Trust, Imperial Trust Company, 201 North Figueroa Street, Suite 610, Los Angeles, California 90012, acts as the custodian of each other Portfolio's assets. The custodians' responsibilities include safeguarding and controlling the Portfolios cash and securities and determining income payable on and collecting interest on Portfolio investments.

COUNSEL

Legal matters in connection with the issuance of beneficial interest of the Trust are passed upon by Seward & Kissel, 1200 G Street, N.W., Washington, D.C. 20005.

AUDITORS

KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, independent auditors, acts as auditors for the Funds and as auditors for the Portfolios.

THE TRUST AND ITS SHARES

The Trust is a business trust organized under Delaware law. Delaware law provides that shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point.

The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. (FAS) believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise by subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Board is required to call a meeting of shareholders for the purpose of voting upon the removal of any trustee when so requested in writing by the shareholders of record holding at least 10% of the Trust's outstanding shares.

Each series' capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Trust Instrument, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.

FUND STRUCTURE

CORE AND GATEWAY. The Funds seek to achieve their objective by investing all of their investable assets in a separate portfolio of a registered, open-end management investment company with substantially the same investment objective and policies as the Fund. This "Core and Gateway" fund structure is an arrangement whereby one or more investment companies or other collective
investment vehicles that share investment objectives    but offer their shares
through distinct distribution channels   pool their assets by investing in a
single investment company having substantially the same investment objective and policies (a "Core Portfolio"). This means that the only investment securities that will be held by a Fund will be the Fund's interest in the Core Portfolio. This structure permits other collective investment vehicles to invest collectively in a Core Portfolio, allowing for greater economies of scale in managing operations of the single Core Portfolio. The Board retains the right to withdraw a Fund's investments from a Core Portfolio at any time; the Fund would then resume investing directly in individual securities of other issuers or could re-invest all of its assets in another Core Portfolio.

FUND SHAREHOLDERS' VOTING RIGHTS. A Core Portfolio normally will not hold meetings of its investors except as required under the 1940 Act. As a shareholder in a Core Portfolio, a Fund is entitled to vote in proportion to its relative interest in the Core Portfolio. On any issue, a Fund will vote its shares in a Core Portfolio in proportion to the votes cast by its shareholders. If there are other investors in a Core Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by the Fund's shareholders will receive a majority of votes cast by all Core Portfolio shareholders. Generally, a Fund will hold a meeting of its shareholders to obtain instructions on how to vote its interest in a Core Portfolio when the Core Portfolio is conducting a meeting of its shareholders. However, subject to applicable statutory and regulatory requirements, a Fund will not seek instructions from its shareholders with respect to (i) any proposal relating to a Core Portfolio that, if made with respect to the Fund, would not require the vote of Fund shareholders, or (ii) any proposal relating to the Core Portfolio that is identical to a proposal previously approved by the Fund's shareholders.

In addition to a vote to remove a trustee or change a fundamental policy, examples of matters that will require approval of shareholders of a Core Portfolio include, subject to applicable statutory and regulatory requirements: the election of trustees; approval of an investment advisory contract; the dissolution of a Core Portfolio; certain amendments of the organizational documents for the Core Portfolio; a merger, consolidation or sale of substantially all of a Core Portfolio's assets; or any additional matters required or authorized by the charter or trust instrument and by-laws of a Core Portfolio or any registration statement of a Core Portfolio, or as the directors or trustees of the

Core Portfolio may consider desirable. The board of trustees of a Core Portfolio will typically reserve the power to change nonfundamental policies without prior shareholder approval.

CONSIDERATIONS OF INVESTING IN A PORTFOLIO. A Fund's investment in a Core Portfolio may be affected by the actions of other large investors in the Core Portfolio, if any. For example, if the Core Portfolio had a large investor other than the Fund that redeemed its interest in the Core Portfolio, the Core Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns. A Fund may withdraw its entire investment from the Core Portfolio at any time, if the Board determines that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if other investors in the Core Portfolio, by a vote of shareholders, changed the investment objective or policies of the Core Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Core Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's portfolio. If the Fund decided to convert those securities to cash, it normally would incur transaction costs. If a Fund withdrew its investment from the Core Portfolio, the Board would consider what action might be taken, including the management of the Fund's assets in accordance with its investment objective and policies by Forum Advisors or the investment of all of the Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund.

12.  FINANCIAL STATEMENTS

The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, notes thereto and Financial Highlights of Daily Assets Treasury Fund and Daily Assets Cash Fund for the fiscal year ended August 31, 1997 and the Independent Auditors' Report thereon (included in the Annual Report to Shareholders), which are delivered along with this SAI, are incorporated herein by reference. Also incorporated by reference into this SAI are the Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, and notes thereto, of Treasury Portfolio and Cash Portfolio for the fiscal year ended August 31, 1997 and the Independent Auditors' Report thereon.

As Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Tax-Exempt Fund and Municipal Cash Portfolio had not as of the date hereof commenced operations, no financial statements are available.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

1.  CORPORATE BONDS

    MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Note: Those bonds in the Aa and A groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1 and A1.

    STANDARD AND POOR'S CORPORATION ("S&P")

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Note: The ratings for AA and A may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

    FITCH INVESTORS SERVICE, INC. ("FITCH")

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rate F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA categories.

2.  COMMERCIAL PAPER

    MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    ---  Leading market positions in well-established industries.
    ---  High rates of return on funds employed.
    --- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    --- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    --- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A and B. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

    FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

APPENDIX B - PERFORMANCE INFORMATION

For the seven day period ended August 31, 1997, the annualized yields of each of the classes of the Funds that were then operating were as follows:

                                                                                            TAX EQUIVALENT        TAX EQUIVALENT
                                              CURRENT YIELD         EFFECTIVE YIELD         CURRENT YIELD        EFFECTIVE YIELD
DAILY ASSETS TREASURY FUND
     Investor Shares                               --                     --                     --                    --
     Institutional Service Shares                4.76%                  4.87%                    --                    --
     Institutional Shares                          --                     --                     --                    --
DAILY ASSETS TREASURY
OBLIGATIONS FUND
     Investor Shares                               --                     --                     --                    --
     Institutional Service Shares                  --                     --                     --                    --
     Institutional Shares                          --                     --                     --                    --
DAILY ASSETS GOVERNMENT FUND
     Investor Shares                               --                     --                     --                    --
     Institutional Service Shares                  --                     --                     --                    --
     Institutional Shares                          --                     --                     --                    --
DAILY ASSETS CASH FUND
     Investor Shares                               --                     --                     --                    --
     Institutional Service Shares                5.19%                  5.33%                    --                    --
     Institutional Shares                          --                     --                     --                    --
DAILY ASSETS TAX-EXEMPTFUND
     Investor Shares                               --                     --                     --                    --
     Institutional Service Shares                  --                     --                     --                    --
     Institutional Shares                          --                     --                     --                    --

As of August 31, 1997, there were no outstanding Institutional Shares, Investor Shares or Institutional Service Shares of each Fund other than Daily Assets Treasury Fund and Daily Assets Cash Fund.

APPENDIX C- MISCELLANEOUS TABLES

                          TABLE 1 - INVESTMENT ADVISORY FEES


                                         GROSS FEE   FEE WAIVED   NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997             $  9,064        $0         $  9,064
Year ended March 31, 1997                $ 20,637        $0         $ 20,637
Year ended March 31, 1996(1)             $ 69,466        $0         $ 69,466
Year ended March 31, 1995(1)             $ 59,382     $53,382       $  6,000
TREASURY CASH PORTFOLIO
Year ended August 31, 1997                               $0
Year ended August 31, 1996               $ 12,930        $0         $ 12,930
GOVERNMENT CASH PORTFOLIO
Year ended August 31, 1997               $196,857        $0         $196,857
Year ended August 31, 1996               $156,552        $0         $156,552
CASH PORTFOLIO
Year ended August 31, 1997               $ 72,872        $0         $ 72,872
Year ended August 31, 1996               $ 38,083        $0         $ 38,083
MUNICIPAL CASH PORTFOLIO
Year ended August 31, 1997                  --           --            --

(1) Prior to January 15, 1996 Forum Advisors acted as Daily Assets Treasury Fund's investment adviser under an investment advisory agreement with Forum Funds, Inc. Under this investment advisory agreement, Forum received a fee at an annual rate of 0.20% of the average daily net assets of the Fund.

                            TABLE 2 - ADMINISTRATION FEES

                                           GROSS FEE   FEE WAIVED   NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997                $ 18,128    $  18,128     $    0
Year ended March 31, 1997                     41,274    $  41,274     $    0
Year ended March 31, 1996(1)
TREASURY CASH PORTFOLIO
Year ended August 31, 1997                  $ 24,287    $  14,346        9,941
Year ended August 31, 1996                  $ 19,198    $   9,307     $  9,891
GOVERNMENT CASH PORTFOLIO
Year ended August 31, 1997                  $252,821    $   0         $252,821
Year ended August 31, 1996                  $230,547    $104,558      $125,989
CASH PORTFOLIO
Year ended August 31, 1997                  $ 92,652    $  7,621      $ 85,031
Year ended August 31, 1996                  $ 56,125    $  3,719      $ 52,406
MUNICIPAL CASH PORTFOLIO
Year ended August 31, 1997                     --           --            --

DAILY ASSETS TREASURY FUND
eriod ended August 31, 1997                 $ 18,123    $   0         $ 18,123
Year ended March 31, 1997                   $ 41,232    $  7,453      $ 33,779
Year ended March 31, 1996
DAILY ASSETS TREASURY OBLIGATIONS FUND
Year ended August 31, 1997                     --           --            --
DAILY ASSETS GOVERNMENT FUND
Year ended August 31, 1997                     --           --            --
DAILY ASSETS CASH FUND
Year ended August 31, 1997                  $  7,453    $  7,453      $    0
DAILY ASSETS TAX-EXEMPT FUND
Year ended August 31, 1997                     --           --            --

                      TABLE 3 - INVESTOR SHARES RULE 12b-1 FEES

                                           GROSS FEE   FEE WAIVED   NET FEE PAID
DAILY ASSETS TREASURY FUND
Period ended August 31, 1997                  --           --            --
DAILY ASSETS TREASURY OBLIGATIONS FUND
Year ended August 31, 1997                    --           --            --
DAILY ASSETS GOVERNMENT FUND
Year ended August 31, 1997                    --           --            --
DAILY ASSETS CASH FUND
Period ended August 31, 1997                  --           --            --
DAILY ASSETS TAX-EXEMPT FUND
Year ended August 31, 1997                    --           --            --

For the fiscal year ended August 31, 1997, no Investor Shares were outstanding and, accordingly, no fees were payable under the Investor Class Plan.

                           TABLE 4 - TRANSFER AGENCY FEES

                                                       GROSS FEE               FEE WAIVED           NET FEE PAID
DAILY ASSETS TREASURY FUND
Institutional Service Shares
     Period ended August 31, 1997                       $ 50,810                $ 44,054               $ 6,756
     Year ended March 31, 1997                          $116,051                $101,485               $14,566
     Year ended March 31, 1996                          $110,792                $ 96,881                13,911
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1997                            --                      --                    --
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     Year ended August 31, 1997                            --                      --                    --
DAILY ASSETS CASH FUND
Institutional Service Shares
     Period ended August 31, 1997                       $ 29,772                $ 17,766                12,006
DAILY ASSETS TAX-EXEMPT FUND
Institutional Service Shares
     Year ended August 31, 1997                            --                      --                    --


As of August 31, 1997, there were no outstanding Institutional Shares, Investor Shares or Institutional Service Shares of each Fund other than Daily Assets Treasury Fund and Daily Assets Cash Fund.

                         TABLE 5 - SHAREHOLDER SERVICE FEES

                                                     GROSS FEE                FEE WAIVED            NET FEE PAID
DAILY ASSETS TREASURY FUND
Institutional Service Shares
     Period ended August 31, 1997                        --                       --                     --
Investor Shares
     Period ended August 31, 1997                        --                       --                     --
DAILY ASSETS TREASURY OBLIGATIONS FUND
Institutional Service Shares
     Year ended August 31, 1997                          --                       --                     --
Investor Shares
     Period ended August 31, 1997                        --                       --                     --
DAILY ASSETS GOVERNMENT FUND
Institutional Service Shares
     Year ended August 31, 1997                          --                       --                     --
Investor Shares
     Period ended August 31, 1997                        --                       --                     --
DAILY ASSETS CASH FUND
Institutional Service Shares
     Year ended August 31, 1997                          --                       --                     --
Investor Shares
     Period ended August 31, 1997                        --                       --                     --
DAILY ASSETS TAX-EXEMPT FUND
Institutional Service Shares
     Year ended August 31, 1997                          --                       --                     --
Investor Shares
     Period ended August 31, 1997                        --                       --                     --


As of August 31, 1997, there were no outstanding Investor Shares and no effective Shareholder Plan with respect to Institutional Service Shares of any Fund.

                           TABLE 6 - FUND ACCOUNTING FEES


                                                  GROSS FEE              FEE WAIVED           NET FEE PAID
TREASURY PORTFOLIO
Period ended August 31, 1997                       $20,000                   $0                 $20,000
Year ended March 31, 1997                          $48,000                   $0                 $48,000
Year ended March 31, 1996(1)
TREASURY CASH PORTFOLIO
Year ended August 31, 1997                         $24,279                   $0                 $24,279
Year ended August 31, 1996                         $28,518                $19,955               $ 8,563
GOVERNMENT CASH PORTFOLIO
Year ended August 31, 1997                         $48,000                   $0                 $48,000
Year ended August 31, 1996                         $42,000                   $0                 $42,000
CASH PORTFOLIO
Year ended August 31, 1997                         $48,000                   $0                 $48,000
Year ended August 31, 1996                         $42,000                $14,957               $27,043
MUNICIPAL CASH PORTFOLIO
Year ended August 31, 1997                            --                     --                    --

DAILY ASSETS TREASURY FUND
Period ended August 31, 1997                       $ 5,000                   $0                 $ 5,000
Year ended March 31, 1997                          $12,000                   $0                 $12,000
Year ended March 31, 1996
DAILY ASSETS TREASURY OBLIGATIONS FUND
Year ended August 31, 1997                            --                     --                    --
DAILY ASSETS GOVERNMENT FUND
Year ended August 31, 1997                            --                     --                    --
DAILY ASSETS CASH FUND
Year ended August 31, 1997
DAILY ASSETS TAX-EXEMPT FUND
Year ended August 31, 1997                            --                     --                    --

                              TABLE 7 - 5% SHAREHOLDERS

As of October 31, 1997, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each Fund. Also as of that date, the shareholders listed below owned more than 5% of each Fund. Shareholders owning 25% or more of the shares of a Fund or of the Trust as a whole may be deemed to be controlling persons. By reason of their substantial holdings of shares, these persons may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to determine the outcome of any shareholder vote. As noted, certain of these shareholders are known to the Trust to hold their shares of record only and have no beneficial interest, including the right to vote, in the shares.

                                              PERCENTAGE OF     PERCENTAGE OF
                                              SHARES OWNED     SHARES OF FUND
                                                                    OWNED
DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES
H.M. Payson & Co. Custody Account                41.11%        15,437,654.710
P.O. Box 31, Portland, ME 04112
H.M. Payson & Co. Custody Account                33.77%        12,681,768.470
P.O. Box 31, Portland, ME 04112
DAILY ASSETS CASH FUND
INSTITUTIONAL SERVICE SHARES
H.M. Payson & Co. Custody Account                50.63%         5,274,716.100
P.O. Box 31, Portland, ME 04112
H.M. Payson & Co. Custody Account                44.39%         4,624,133.160
P.O. Box 31, Portland, ME 04112